UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2019

Date of reporting period:	1/31/2019

Item 1 – Reports to Stockholders

PGIM CORPORATE BOND FUND

(formerly known as Prudential Corporate Bond Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Corporate Bond Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Corporate Bond Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Corporate Bond Fund

March 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Corporate Bond Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19 (with sales charges)
	Six Months** (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.89	–4.72	N/A	N/A	1.47 (5/28/15)
Class C	1.51	–1.95	N/A	N/A	1.94 (5/28/15)
Class R	1.76	–0.49	N/A	N/A	2.44 (5/28/15)
Class Z	2.02	0.01	3.19	5.14	—
Class R6*	2.02	0.02	N/A	N/A	2.95 (5/28/15)
Bloomberg Barclays US Credit Bond Index
	2.35	0.94	3.31	5.75	—
Lipper Corporate Debt BBB-Rated Funds Average
	1.83	0.37	2.98	5.85	—

* Formerly known as Class Q shares

**Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class R	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg Barclays US Credit Bond Index—The Bloomberg Barclays US Credit Bond Index measures the performance of investment-grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class R, and Class R6* shares is 2.69%.

Lipper Corporate Debt BBB-Rated Funds Average—The Lipper Corporate Debt BBB-Rated Funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The average annual total return for the Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class R, and Class R6* shares is 2.36%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*Formerly known as Class Q

PGIM Corporate Bond Fund	9

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield** (%)	SEC 30-Day Unsubsidized Yield*** (%)
Class A	0.18	3.09	1.73
Class C	0.14	2.49	0.30
Class R	0.17	2.97	–62.70
Class Z	0.19	3.48	2.64
Class R6*	0.19	3.41	2.55

*Formerly known as Class Q shares

**SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

***SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/19 (%)
AAA	11.9
AA	9.9
A	29.7
BBB	45.2
BB	2.0
CCC	0.3
Cash/Cash Equivalents	0.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent, and are widely used. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Corporate Bond Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Corporate Bond Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,018.90	0.80%	$4.07
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class C	Actual	$1,000.00	$1,015.10	1.55%	$7.87
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88
Class R	Actual	$1,000.00	$1,017.60	1.05%	$5.34
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35
Class Z	Actual	$1,000.00	$1,020.20	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,020.20	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.8%
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283%	11/15/50	250	$244,359
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	300	301,652
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	250	245,140
DBJPM Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	100,292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224	07/15/50	100	98,375
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	195,726
Series 2016-C31, Class A4	2.840	11/15/49	300	288,163
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	196,781

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,696,100)				1,670,488

CORPORATE BONDS 87.5%

Aerospace & Defense 0.6%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	120	123,300
United Technologies Corp., Sr. Unsec’d. Notes	3.950	08/16/25	60	61,388

				184,688

Agriculture 1.0%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	301,021

Airlines 0.5%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875	03/13/20	130	129,263

Auto Manufacturers 2.1%
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	80	64,104
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979	08/03/22	200	185,589

See Notes to Financial Statements.

PGIM Corporate Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes	3.200%		07/06/21		75	$73,780
Gtd. Notes	3.550		04/09/21		30	29,875
Gtd. Notes	4.000		01/15/25		150	142,133
Sr. Unsec’d. Notes	4.200		11/06/21		100	100,649

						596,130

Auto Parts & Equipment 0.4%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22		100	100,321

Banks 21.2%
Bank of America Corp.,
Jr. Sub. Notes, Series V	5.125	(ff)	—	(rr)	250	248,750
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28		263	253,750
Sr. Unsec’d. Notes, MTN	3.550	(ff)	03/05/24		195	196,060
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		200	199,356
Sr. Unsec’d. Notes, MTN	4.443	(ff)	01/20/48		130	132,482
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650		03/16/25		200	191,047
Citibank NA, Sr. Unsec’d. Notes	3.650		01/23/24		280	283,892
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200		10/21/26		150	144,319
Sub. Notes	4.600		03/09/26		300	306,491
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800		06/09/23		265	263,166
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000		01/12/22		200	202,806
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950		02/27/23		100	95,579
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		80	78,009
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		100	100,434
Sub. Notes	5.150		05/22/45		150	154,083
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.221	(c)	—	(rr)	143	143,858
Sr. Unsec’d. Notes	3.200		06/15/26		390	378,735

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.882	%(ff)	07/24/38		95	$90,602
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		145	136,240
Sr. Unsec’d. Notes	4.452	(ff)	12/05/29		350	366,669
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	(ff)	—	(rr)	250	250,313
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26		300	301,590
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		285	296,105
Sr. Unsec’d. Notes, MTN	3.971	(ff)	07/22/38		235	223,780
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	3.500		01/23/24		300	303,048
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373	(ff)	01/05/24		200	193,210
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125		09/24/25		200	202,382
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.750		01/24/24		350	356,107

						6,092,863

Beverages 2.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.500		01/12/24		200	200,700
Constellation Brands, Inc., Gtd. Notes	5.250		11/15/48		100	104,541
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A	3.551		05/25/21		240	241,036
Gtd. Notes, 144A	4.057		05/25/23		180	181,820

						728,097

Biotechnology 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.650		05/11/22		160	157,780
Celgene Corp., Sr. Unsec’d. Notes	4.625		05/15/44		200	190,586

						348,366

See Notes to Financial Statements.

PGIM Corporate Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	75	$66,963

Chemicals 1.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	51,361
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A	4.800	11/30/28	100	104,568
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	49,168
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	52,730
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	20	20,617

				278,444

Commercial Services 1.4%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	53,011
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	9,686
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	151,848
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	91,473
Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	100,291

				406,309

Computers 2.3%
Apple, Inc.,
Sr. Unsec’d. Notes	3.000	11/13/27	400	389,005
Sr. Unsec’d. Notes	4.650	02/23/46	100	109,620
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	160	160,054

				658,679

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 8.3%
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	100	$107,545
Dominion Energy, Inc., Jr. Sub. Notes	2.579	07/01/20	135	133,816
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	71,332
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	93,190
Entergy Mississippi LLC, First Mortgage	2.850	06/01/28	40	37,356
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	95	93,733
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	75	73,384
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	94,677
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	19,325
Nevada Power Co., General Ref. Mortgage, Series CC	3.700	05/01/29	300	303,433
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800	01/15/23	120	116,491
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes(d)	4.000	12/01/46	25	18,807
Sr. Unsec’d. Notes(d)	4.450	04/15/42	100	77,250
PacifiCorp, First Mortgage	3.350	07/01/25	270	264,037
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	98,808
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	59,219
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	70,482
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	391,997
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	48	54,723
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	72,194

See Notes to Financial Statements.

PGIM Corporate Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Sierra Pacific Power Co., General Ref. Mortgage	2.600%	05/01/26	70	$66,104
South Carolina Electric & Gas Co., First Mortgage	4.250	08/15/28	80	83,781

				2,401,684

Foods 2.0%
General Mills, Inc., Sr. Unsec’d. Notes	3.200	04/16/21	25	25,089
Kraft Heinz Foods Co.,
Gtd. Notes	3.500	06/06/22	300	300,517
Gtd. Notes	4.375	06/01/46	55	47,384
Gtd. Notes	5.000	07/15/35	50	47,883
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	31,537
Sr. Unsec’d. Notes	2.800	08/01/22	10	9,823
Sr. Unsec’d. Notes	5.150	08/01/43	60	57,165
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	50	50,083

				569,481

Gas 1.0%
NiSource, Inc., Sr. Unsec’d. Notes	2.650	11/17/22	310	300,305

Healthcare-Products 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	135	134,888
Baxter International, Inc., Sr. Unsec’d. Notes	3.500	08/15/46	60	50,902
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.404	06/05/20	75	74,069

				259,859

Healthcare-Services 3.1%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	96,834

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	250	$245,594
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	81,868
Unsec’d. Notes	4.000	11/15/47	80	79,176
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	245,972
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	134,373

				883,817

Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	95,947
Sr. Unsec’d. Notes	4.200	04/01/26	20	19,220

				115,167

Insurance 4.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	131,760
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	106,174
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	94,352
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	500	509,455
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	520,184

				1,361,925

Machinery-Construction & Mining 0.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	3.450	05/15/23	65	66,074

Media 5.2%
21st Century Fox America, Inc., Gtd. Notes	7.625	11/30/28	150	191,719

See Notes to Financial Statements.

PGIM Corporate Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	180	$192,205
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	345	345,715
Gtd. Notes	4.150	10/15/28	15	15,532
Gtd. Notes	4.700	10/15/48	200	208,863
Discovery Communications LLC,
Gtd. Notes	4.950	05/15/42	100	90,832
Gtd. Notes, 144A	3.500	06/15/22	100	99,102
Gtd. Notes, 144A	3.950	06/15/25	28	27,167
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	142,118
Warner Media LLC, Gtd. Notes	3.875	01/15/26	200	197,209

				1,510,462

Mining 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	92,331
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.950	07/15/24	100	98,530

				190,861

Miscellaneous Manufacturing 0.2%
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	44,544

Office/Business Equipment 0.9%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875	09/15/20	100	98,500
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23	175	166,688

				265,188

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 3.6%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	197	$195,083
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	100	116,318
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	75	70,589
Sr. Unsec’d. Notes	5.400	06/15/47	15	14,289
Sr. Unsec’d. Notes	5.700	10/15/19	92	93,590
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	50,641
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/21	100	100,832
Sr. Unsec’d. Notes	5.000	06/15/45	55	52,609
Sr. Unsec’d. Notes	5.600	07/15/41	15	15,248
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	90,987
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	92,536
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999	01/27/28	65	64,870
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	90,225

				1,047,817

Pharmaceuticals 4.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.750	11/14/23	165	167,028
Cigna Corp., Gtd. Notes, 144A	4.900	12/15/48	150	153,192
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	100	101,390
Sr. Unsec’d. Notes	4.780	03/25/38	100	100,097
Sr. Unsec’d. Notes	5.050	03/25/48	90	92,389
Sr. Unsec’d. Notes	5.125	07/20/45	100	103,328
Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22	300	294,838
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	180	175,185

See Notes to Financial Statements.

PGIM Corporate Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC, (cont’d.) Gtd. Notes	3.200%	09/23/26	100	$93,115
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	100	94,523

				1,375,085

Pipelines 5.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes	3.500	12/01/22	35	34,649
Gtd. Notes	5.200	12/01/47	75	71,749
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	251,250
Energy Transfer Operating LP,
Gtd. Notes	5.250	04/15/29	30	31,054
Gtd. Notes	5.300	04/15/47	10	9,295
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	102,822
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	72,993
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	45	44,641
Sr. Unsec’d. Notes	4.500	07/15/23	110	113,677
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	150	142,086
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	297,125
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000	07/01/22	300	301,016
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	204,927
Sr. Unsec’d. Notes	5.100	09/15/45	30	30,158

				1,707,442

Real Estate 0.7%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	202,564

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 4.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650%	06/15/24	75	$73,119
Sr. Unsec’d. Notes	4.125	06/15/26	200	194,534
Digital Realty Trust LP, Gtd. Notes	3.400	10/01/20	50	50,152
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	74,117
Realty Income Corp., Sr. Unsec’d. Notes	3.875	04/15/25	200	201,284
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	295,352
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	288,267

				1,176,825

Retail 0.7%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	196,211

Semiconductors 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	75	68,913
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	203,436

				272,349

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	96,020

Software 1.7%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	140,490
Sr. Unsec’d. Notes	4.000	02/12/55	25	25,531
Sr. Unsec’d. Notes	4.500	02/06/57	80	89,103
Oracle Corp.,
Sr. Unsec’d. Notes	2.400	09/15/23	75	73,104

See Notes to Financial Statements.

PGIM Corporate Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	3.900%	05/15/35	45	$44,335
Sr. Unsec’d. Notes	4.000	07/15/46	115	110,434

				482,997

Telecommunications 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.500	03/09/48	200	179,306
Sr. Unsec’d. Notes	5.150	03/15/42	115	112,943
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	15	15,249
Sr. Unsec’d. Notes	5.012	04/15/49	190	199,485

				506,983

Transportation 0.7%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	87,917
Kansas City Southern, Gtd. Notes	4.700	05/01/48	125	123,441

				211,358

Trucking & Leasing 0.2%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.650	07/29/21	65	65,374

TOTAL CORPORATE BONDS (cost $ 25,426,313)				25,201,536

MUNICIPAL BOND 0.5%

Texas
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Rfdg. (cost $ 150,000)	3.376	07/01/47	150	137,989

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds	3.000%	08/15/48	917	$914,672
U.S. Treasury Notes	2.625	12/31/23	335	337,774

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,241,220)				1,252,446

TOTAL LONG-TERM INVESTMENTS (cost $28,513,633)				28,262,459

			Shares

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $651,747)(w)			651,747	651,747

TOTAL INVESTMENTS 100.4% (cost $29,165,380)				28,914,206
Liabilities in excess of other assets(z) (0.4)%				(110,594)

NET ASSETS 100.0%				$28,803,612

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

REIT(s)—Real Estate Investment Trust(s)

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Corporate Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Futures contracts outstanding at January 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	2 Year U.S. Treasury Notes	Mar. 2019	$212,328	$1,453
6	10 Year U.S. Treasury Notes	Mar. 2019	734,813	4,781
11	20 Year U.S. Treasury Bonds	Mar. 2019	1,613,562	81,250

				87,484

	Short Positions:
17	5 Year U.S. Treasury Notes	Mar. 2019	1,952,609	(12,359)
12	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	1,933,500	(61,047)

				(73,406)

				$14,078

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$1,670,488	$—
Corporate Bonds	—	25,201,536	—
Municipal Bond	—	137,989	—
U.S. Treasury Obligations	—	1,252,446	—
Affiliated Mutual Fund	651,747	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$14,078	$—	$—

Total	$665,825	$28,262,459	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Banks	21.2%
Electric	8.3
Pipelines	5.9
Commercial Mortgage-Backed Securities	5.8
Media	5.2
Pharmaceuticals	4.8
Insurance	4.7
U.S. Treasury Obligations	4.3
Real Estate Investment Trusts (REITs)	4.1
Oil & Gas	3.6
Healthcare-Services	3.1
Beverages	2.5
Computers	2.3
Affiliated Mutual Fund	2.3
Auto Manufacturers	2.1
Foods	2.0
Telecommunications	1.8
Software	1.7
Commercial Services	1.4
Biotechnology	1.2
Agriculture	1.0
Gas	1.0
Chemicals	1.0
Semiconductors	1.0%
Office/Business Equipment	0.9
Healthcare-Products	0.9
Transportation	0.7
Real Estate	0.7
Retail	0.7
Mining	0.7
Aerospace & Defense	0.6
Municipal Bond	0.5
Airlines	0.5
Housewares	0.4
Auto Parts & Equipment	0.4
Shipbuilding	0.3
Building Materials	0.2
Machinery-Construction & Mining	0.2
Trucking & Leasing	0.2
Miscellaneous Manufacturing	0.2

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Fair values of derivative instruments as of January 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$87,484	*	Due from/to broker—variation margin futures	$73,406	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$17,143

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$6,578

For the six months ended January 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$2,921,536	$2,895,732

(1)	Notional Amount in USD.

See Notes to Financial Statements.

28

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $28,513,633)	$28,262,459
Affiliated investments (cost $651,747)	651,747
Interest receivable	231,456
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Receivable for investments sold	90,911
Due from Manager	12,396
Receivable for Fund shares sold	10,786
Prepaid expenses	559

Total Assets	29,460,314

Liabilities
Payable for investments purchased	558,105
Accrued expenses and other liabilities	69,825
Payable for Fund shares reacquired	17,809
Due to broker—variation margin futures	7,406
Affiliated transfer agent fee payable	1,380
Distribution fee payable	1,367
Dividends payable	810

Total Liabilities	656,702

Net Assets	$28,803,612

Net assets were comprised of:
Shares of beneficial interest, at par	$2,665
Paid-in capital in excess of par	29,810,897
Total distributable earnings (loss)	(1,009,950)

Net assets, January 31, 2019	$28,803,612

See Notes to Financial Statements.

PGIM Corporate Bond Fund	29

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Class A
Net asset value and redemption price per share, ($2,663,852 ÷ 245,939 shares of beneficial interest issued and outstanding)	$10.83
Maximum sales charge (4.50% of offering price)	0.51

Maximum offering price to public	$11.34

Class C
Net asset value, offering price and redemption price per share, ($980,076 ÷ 90,690 shares of beneficial interest issued and outstanding)	$10.81

Class R
Net asset value, offering price and redemption price per share, ($18,783 ÷ 1,738 shares of beneficial interest issued and outstanding)	$10.81

Class Z
Net asset value, offering price and redemption price per share, ($16,999,239 ÷ 1,572,990 shares of beneficial interest issued and outstanding)	$10.81

Class R6
Net asset value, offering price and redemption price per share, ($8,141,662 ÷ 753,443 shares of beneficial interest issued and outstanding)	$10.81

See Notes to Financial Statements.

30

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Interest income	$424,627
Affiliated dividend income	5,452

Total income	430,079

Expenses
Management fee	49,103
Distribution fee(a)	8,037
Custodian and accounting fees	37,338
Registration fees(a)	34,809
Audit fee	18,363
Shareholders’ reports	13,739
Transfer agent’s fees and expenses (including affiliated expense of $ 3,438)(a)	12,758
Legal fees and expenses	9,199
Trustees’ fees	6,196
Miscellaneous	6,867

Total expenses	196,409
Less: Fee waiver and/or expense reimbursement(a)	(128,298)
Distribution fee waiver(a)	(23)

Net expenses	68,088

Net investment income (loss)	361,991

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	(75,096)
Futures transactions	17,143

(57,953)

Net change in unrealized appreciation (depreciation) on:
Investments	214,437
Futures	6,578

221,015

Net gain (loss) on investment transactions	163,062

Net Increase (Decrease) In Net Assets Resulting From Operations	$525,053

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	3,207	4,761	69	—	—
Registration fees	7,106	6,956	6,932	6,884	6,931
Transfer agent’s fees and expenses	2,614	577	26	9,524	17
Fee waiver and/or expense reimbursement	(19,270)	(11,079)	(7,027)	(81,670)	(9,252)
Distribution fee waiver	—	—	(23)	—	—

See Notes to Financial Statements.

PGIM Corporate Bond Fund	31

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$361,991	$713,868
Net realized gain (loss) on investment transactions		(57,953)	(18,201)
Net change in unrealized appreciation (depreciation) on investments		221,015	(1,005,902)

Net increase (decrease) in net assets resulting from operations		525,053	(310,235)

Dividends and Distributions
Distributions from distributable earnings*
Class A		(43,025)	—
Class C		(12,423)	—
Class R		(284)	—
Class Z		(315,925)	—
Class R6		(13,597)	—

		(385,254)	—

Dividends from net investment income*
Class A			(68,377)
Class C			(24,540)
Class R			(352)
Class Z			(669,996)
Class R6			(367)

		*	(763,632)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		10,262,714	8,530,196
Net asset value of shares issued in reinvestment of dividends and distributions		379,348	742,350
Cost of shares reacquired		(3,771,442)	(9,193,467)

Net increase (decrease) in net assets from Fund share transactions		6,870,620	79,079

Total increase (decrease)		7,010,419	(994,788)

Net Assets:
Beginning of period		21,793,193	22,787,981

End of period(a)		$28,803,612	$21,793,193

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$65,565

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund (collectively the “Funds”).

These financial statements relate only to the PGIM Corporate Bond Fund (the “Fund”). The Fund is a diversified fund. For purposes of the 1940 Act a non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

The investment objective of the Fund is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Corporate Bond Fund	33

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that

34

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

PGIM Corporate Bond Fund	35

Notes to Financial Statements (unaudited) (continued)

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and

36

by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM Corporate Bond Fund	37

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.45% average daily net assets up to and including $5 billion and 0.425% on average daily net assets assets exceeding $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.45% for the six months ended January 31, 2019.

The Manager has contractually agreed, through November 30, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class R shares, 0.55% of average daily net assets for Class Z shares, and 0.55% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign

38

withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2019 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received $1,207 in front-end sales charges resulting from sales of Class A shares during the reporting period ended January 31, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended January 31, 2019, it received $164 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Corporate Bond Fund	39

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2019, were $8,546,505 and $3,519,302, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended January 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$126,677	$11,097,800	$10,572,730	$—	$—	$651,747	651,747	$5,452

*	The Fund did not have any capital gain distributions during the reporting period.

40

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2019 were as follows:

Tax Basis	$29,274,845

Gross Unrealized Appreciation	259,033
Gross Unrealized Depreciation	(605,594)

Net Unrealized Depreciation	$(346,561)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2018 of approximately $648,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

PGIM Corporate Bond Fund	41

Notes to Financial Statements (unaudited) (continued)

As of January 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,011 Class R shares, and 753,443 Class R6 shares of the Fund. At reporting period end, four shareholders of record held 80% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 28% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2019:
Shares sold	32,782	$349,082
Shares issued in reinvestment of dividends and distributions	3,899	41,683
Shares reacquired	(35,931)	(383,788)

Net increase (decrease) in shares outstanding before conversion	750	6,977
Shares issued upon conversion from other share class(es)	7,890	84,391

Net increase (decrease) in shares outstanding	8,640	$91,368

Year ended July 31, 2018:
Shares sold	106,900	$1,194,419
Shares issued in reinvestment of dividends and distributions	5,922	65,519
Shares reacquired	(57,018)	(633,882)

Net increase (decrease) in shares outstanding before conversion	55,804	626,056
Shares issued upon conversion from other share class(es)	23,719	256,161
Shares reacquired upon conversion into other share class(es)	(1,439)	(16,219)

Net increase (decrease) in shares outstanding	78,084	$865,998

Class C
Six months ended January 31, 2019:
Shares sold	16,471	$175,852
Shares issued in reinvestment of dividends and distributions	1,105	11,785
Shares reacquired	(15,136)	(160,855)

Net increase (decrease) in shares outstanding	2,440	$26,782

Year ended July 31, 2018:
Shares sold	17,768	$200,026
Shares issued in reinvestment of dividends and distributions	2,065	22,835
Shares reacquired	(28,578)	(319,348)

Net increase (decrease) in shares outstanding	(8,745)	$(96,487)

Class R
Six months ended January 31, 2019:
Shares sold	28	$296
Shares issued in reinvestment of dividends and distributions	27	284
Shares reacquired	(1)	(10)

Net increase (decrease) in shares outstanding	54	$570

Year ended July 31, 2018:
Shares sold	685	$7,350
Shares issued in reinvestment of dividends and distributions	32	352
Shares reacquired	(1)	(3)

Net increase (decrease) in shares outstanding	716	$7,699

42

Class Z	Shares	Amount
Six months ended January 31, 2019:
Shares sold	163,147	$1,737,484
Shares issued in reinvestment of dividends and distributions	29,250	311,999
Shares reacquired	(303,233)	(3,226,789)

Net increase (decrease) in shares outstanding before conversion	(110,836)	(1,177,306)
Shares reacquired upon conversion into other share class(es)	(7,905)	(84,391)

Net increase (decrease) in shares outstanding	(118,741)	$(1,261,697)

Year ended July 31, 2018:
Shares sold	639,723	$7,128,401
Shares issued in reinvestment of dividends and distributions	59,032	653,277
Shares reacquired	(744,267)	(8,240,234)

Net increase (decrease) in shares outstanding before conversion	(45,512)	(458,556)
Shares issued upon conversion from other share class(es)	1,443	16,219
Shares reacquired upon conversion into other share class(es)	(23,763)	(256,161)

Net increase (decrease) in shares outstanding	(67,832)	$(698,498)

Class R6
Six months ended January 31, 2019:
Shares sold	751,174	$8,000,000
Shares issued in reinvestment of dividends and distributions	1,258	13,597

Net increase (decrease) in shares outstanding	752,432	$8,013,597

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	33	$367

Net increase (decrease) in shares outstanding	33	$367

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Corporate Bond Fund	43

Notes to Financial Statements (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2019. The average daily balance for the 2 days that the Fund had loans outstanding during the period was $287,000, borrowed at a weighted average interest rate of 3.69%. The maximum loan balance outstanding during the period was $287,000. At January 31, 2019, the Fund did not have an outstanding loan balance.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may

44

lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

PGIM Corporate Bond Fund	45

Notes to Financial Statements (unaudited) (continued)

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

46

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,			May 28, 2015(a) through July 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.81		$11.32	$11.46	$10.76	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.32	0.29	0.04
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.49)	(0.13)	0.71	(0.17)
Total from investment operations	0.20		(0.17)	0.19	1.00	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.33)	(0.30)	(0.05)
Net asset value, end of period	$10.83		$10.81	$11.32	$11.46	$10.76
Total Return(c):	1.89%		(1.51)%	1.77%	9.49%	(1.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,664		$2,565	$1,802	$822	$71
Average net assets (000)	$2,544		$2,200	$1,339	$269	$12
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%	(f)	0.80%	0.80%	0.94%	0.98%	(f)
Expenses before waivers and/or expense reimbursement	2.30%	(f)	2.25%	1.92%	1.77%	2.23%	(f)
Net investment income (loss)	3.14%	(f)	2.89%	2.88%	2.64%	2.24%	(f)
Portfolio turnover rate(g)	42%		70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	47

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,			May 28, 2015(a) through July 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.79		$11.29	$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.24	0.24	0.20	0.03
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.48)	(0.13)	0.70	(0.18)
Total from investment operations	0.16		(0.24)	0.11	0.90	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.26)	(0.25)	(0.22)	(0.04)
Net asset value, end of period	$10.81		$10.79	$11.29	$11.43	$10.75
Total Return(c):	1.51%		(2.16)%	1.01%	8.51%	(1.41)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$980		$952	$1,095	$755	$15
Average net assets (000)	$945		$1,050	$1,014	$369	$13
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.55%	(f)	1.55%	1.55%	1.73%	1.87%	(f)
Expenses before waivers and/or expense reimbursement	3.88%	(f)	3.54%	2.66%	2.56%	2.97%	(f)
Net investment income (loss)	2.39%	(f)	2.12%	2.12%	1.84%	1.48%	(f)
Portfolio turnover rate(g)	42%		70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

48

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,			May 28, 2015(a) through July 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.79		$11.29	$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.29	0.25	0.03
Net realized and unrealized gain (loss) on investment transactions	0.04		(0.47)	(0.12)	0.70	(0.17)
Total from investment operations	0.19		(0.18)	0.17	0.95	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.31)	(0.27)	(0.05)
Net asset value, end of period	$10.81		$10.79	$11.29	$11.43	$10.75
Total Return(c):	1.76%		(1.67)%	1.51%	9.04%	(1.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$18	$11	$11	$10
Average net assets (000)	$18		$12	$11	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	(f)	1.05%	1.05%	1.29%	1.36%	(f)
Expenses before waivers and/or expense reimbursement	77.88%	(f)	109.57%	2.42%	2.12%	2.77%	(f)
Net investment income (loss)	2.88%	(f)	2.66%	2.59%	2.32%	1.91%	(f)
Portfolio turnover rate(g)	42%		70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	49

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,					Nine Months Ended July 31,		Year Ended October 31,
	2019(a)		2018(a)	2017(a)	2016(a)	2015(a)(b)		2014(c)		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.79		$11.29	$11.43	$10.76	$10.69		$10.50		$10.83
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.34	0.30	0.09		0.05		0.15
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.48)	(0.12)	0.70	0.11		0.21		(0.26)
Total from investment operations	0.21		(0.13)	0.22	1.00	0.20		0.26		(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.36)	(0.33)	(0.13)		(0.07)		(0.22)
Net asset value, end of period	$10.81		$10.79	$11.29	$11.43	$10.76		$10.69		$10.50
Total Return(d):	2.02%		(1.18)%	2.02%	9.47%	1.83%		2.47%		(0.97)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,999		$18,247	$19,869	$23,307	$44,174		$43,879		$42,218
Average net assets (000)	$17,387		$20,078	$21,149	$33,438	$44,354		$42,666		$43,290
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.55%	(g)	0.55%	0.55%	0.82%	0.91%		0.99%	(g)	0.93%
Expenses before waivers and/or expense reimbursement	1.48%	(g)	1.32%	1.64%	1.27%	1.10%		0.99%	(g)	0.93%
Net investment income (loss)	3.39%	(g)	3.12%	3.07%	2.79%	0.78%		0.65%	(g)	1.39%
Portfolio turnover rate(h)	42%		70%	90%	165%	1,221%	(i)	936%	(i)	990% (i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Class T shares were renamed Class Z shares effective May 28, 2015.
(c)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

50

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			May 28, 2015(a) through July 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.79		$11.29	$11.43	$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.35	0.30	0.04
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.48)	(0.13)	0.71	(0.18)
Total from investment operations	0.21		(0.13)	0.22	1.01	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.36)	(0.33)	(0.05)
Net asset value, end of period	$10.81		$10.79	$11.29	$11.43	$10.75
Total Return(c):	2.02%		(1.18)%	2.02%	9.57%	(1.25)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,142		$11	$11	$11	$10
Average net assets (000)	$752		$11	$11	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.55%	(f)	0.55%	0.55%	0.79%	0.87%	(f)
Expenses before waivers and/or expense reimbursement	2.99%	(f)	121.08%	1.53%	1.28%	1.88%	(f)
Net investment income (loss)	3.42%	(f)	3.12%	3.10%	2.80%	2.39%	(f)
Portfolio turnover rate(g)	42%		70%	90%	165%	1,221%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund	51

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R6*
NASDAQ	PCWAX	PCWCX	PCWRX	TGMBX	PCWQX
CUSIP	875921694	875921686	875921660	875921702	875921678
*Formerly	known as Class Q

MF229E2

PGIM QMA SMALL-CAP VALUE FUND

(formerly known as Prudential QMA Small-Cap Value Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM QMA Small-Cap Value Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM QMA Small-Cap Value Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Small-Cap Value Fund

March 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM QMA Small-Cap Value Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19 Six Months** (%)	Average Annual Total Returns as of 1/31/19 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–11.27	–14.39	N/A	N/A	4.27 (2/14/14)
Class C	–11.62	–10.94	N/A	N/A	3.68 (6/19/15)
Class R	–11.39	–9.69	5.56	12.66	—
Class Z	–11.11	–9.11	6.12	13.23	—
Class R2	–11.33	–9.55	N/A	N/A	–8.52 (12/28/17)
Class R4	–11.20	–9.30	N/A	N/A	–8.28 (12/28/17)
Class R6*	–11.08	–9.04	N/A	N/A	6.28 (9/25/14)
Russell 2000 Value Index
	–9.92	–4.51	6.62	13.28	—
Russell 2000 Index
	–9.62	–3.52	7.26	14.52	—
Lipper Small-Cap Value Funds Average
	–10.72	–7.39	4.79	13.41	—

*Formerly known as Class Q

**Not annualized

Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder Service Fees	None	None	None	None	0.10%	0.10%	None

*Formerly known as Class Q

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth rates. The average annual total returns for the Index measured from the month-end closest to the inception date are 6.62% for Class A, 6.69% for Class C, –3.08% for Class R2 and Class R4 and 7.90% for Class R6*.

PGIM QMA Small-Cap Value Fund	9

Your Fund’s Performance (continued)

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed. The average annual total returns for the Index measured from the month-end closest to the inception date are 7.26% for Class A, 6.57% for Class C, –0.93% for Class R2 and Class R4 and 8.85% for Class R6*.

Lipper Small-Cap Value Funds Average—Lipper Small-Cap Value Funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s US Diversified Equity small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth rate, compared to the S&P SmallCap 600 Index. The average annual total returns for the Average measured from the month-end closest to the inception date are 4.79% for Class A, 4.52% for Class C, –5.56% for Class R2 and Class R4 and 5.47% for Class R6*.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*Formerly known as Class Q

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
MGIC Investment Corp., Thrifts & Mortgage Finance	1.1
Radian Group, Inc., Thrifts & Mortgage Finance	1.1
Sabra Health Care REIT, Inc., Equity Real Estate Investment Trusts (REITs)	1.0
Tech Data Corp., Electronic Equipment, Instruments & Components	1.0
IBERIABANK Corp., Banks	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/19 (%)
Banks	18.5
Equity Real Estate Investment Trusts (REITs)	11.4
Thrifts & Mortgage Finance	7.1
Mortgage Real Estate Investment Trusts (REITs)	6.5
Specialty Retail	6.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM QMA Small-Cap Value Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Small-Cap Value Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$887.30	1.04%	$4.95
	Hypothetical	$1,000.00	$1,019.96	1.04%	$5.30
Class C	Actual	$1,000.00	$883.80	1.86%	$8.83
	Hypothetical	$1,000.00	$1,015.83	1.86%	$9.45
Class R	Actual	$1,000.00	$886.10	1.27%	$6.04
	Hypothetical	$1,000.00	$1,018.80	1.27%	$6.46
Class Z	Actual	$1,000.00	$888.90	0.70%	$3.33
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class R2	Actual	$1,000.00	$886.70	1.14%	$5.42
	Hypothetical	$1,000.00	$1,019.46	1.14%	$5.80
Class R4	Actual	$1,000.00	$888.00	0.89%	$4.24
	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53
Class R6	Actual	$1,000.00	$889.20	0.64%	$3.05
	Hypothetical	$1,000.00	$1,021.98	0.64%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.4%

Aerospace & Defense 0.3%
Maxar Technologies, Inc.	335,400	$1,884,948
Vectrus, Inc.*	64,293	1,619,541

		3,504,489

Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*(a)	223,028	11,869,550

Airlines 1.1%
JetBlue Airways Corp.*	150,500	2,707,495
SkyWest, Inc.	236,968	12,073,520

		14,781,015

Auto Components 2.3%
Adient PLC	67,400	1,330,476
American Axle & Manufacturing Holdings, Inc.*(a)	831,800	12,294,004
Cooper Tire & Rubber Co.	47,700	1,679,040
Cooper-Standard Holdings, Inc.*	34,700	2,653,162
Goodyear Tire & Rubber Co. (The)	100,800	2,135,952
Modine Manufacturing Co.*	263,400	3,853,542
Superior Industries International, Inc.	201,300	1,036,695
Tower International, Inc.	210,772	6,131,358

		31,114,229

Banks 18.5%
Arrow Financial Corp.	38,290	1,219,536
Associated Banc-Corp.	165,100	3,574,415
BancorpSouth Bank	64,300	1,876,274
BankUnited, Inc.	99,400	3,360,714
Berkshire Hills Bancorp, Inc.	278,004	7,575,609
Boston Private Financial Holdings, Inc.	81,800	948,880
Bridge Bancorp, Inc.	9,200	283,268
Cadence BanCorp	293,200	5,497,500
Camden National Corp.(a)	97,426	3,947,702
Cathay General Bancorp(a)	222,900	8,274,048
CenterState Bank Corp.(a)	229,100	5,681,680
Chemical Financial Corp.	175,500	7,802,730
Citizens & Northern Corp.	10,816	271,157
CNB Financial Corp.	57,799	1,460,581
Community Trust Bancorp, Inc.	132,466	5,379,444
ConnectOne Bancorp, Inc.	73,400	1,468,000

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Customers Bancorp, Inc.*	349,430	$6,873,288
Enterprise Financial Services Corp.	65,180	2,876,393
Fidelity Southern Corp.	11,493	350,077
Financial Institutions, Inc.	191,928	5,147,509
First BanCorp. (Puerto Rico)	21,100	224,715
First Bancorp/Southern Pines NC	17,100	628,767
First Business Financial Services, Inc.	18,400	379,776
First Community Bankshares, Inc.	17,434	597,986
First Financial Bancorp	194,351	5,117,262
First Financial Corp.	95,459	3,958,685
First Midwest Bancorp, Inc.	83,400	1,836,468
FNB Corp.	346,800	4,040,220
Franklin Financial Network, Inc.*	25,900	825,433
Fulton Financial Corp.	284,600	4,567,830
Great Southern Bancorp, Inc.	80,163	4,275,894
Great Western Bancorp, Inc.	286,300	10,103,527
Hancock Whitney Corp.	256,100	10,520,588
Hanmi Financial Corp.	207,078	4,541,221
Heartland Financial USA, Inc.	104,204	4,726,693
Hilltop Holdings, Inc.	417,803	7,691,753
Home BancShares, Inc.	172,800	3,163,968
Hope Bancorp, Inc.	700,416	10,022,953
Horizon Bancorp, Inc.	20,231	326,528
IBERIABANK Corp.	182,881	13,513,077
Independent Bank Group, Inc.	76,900	4,057,244
International Bancshares Corp.	291,382	10,335,320
Investors Bancorp, Inc.	131,000	1,590,340
Lakeland Bancorp, Inc.	98,227	1,537,253
Live Oak Bancshares, Inc.	17,800	247,420
Midland States Bancorp, Inc.	9,500	229,045
MidWestOne Financial Group, Inc.	23,262	644,590
OFG Bancorp (Puerto Rico)(a)	202,000	3,914,760
Old National Bancorp(a)	514,043	8,296,654
Pacific Premier Bancorp, Inc.*	122,300	3,638,425
PacWest Bancorp	40,000	1,543,600
Peapack Gladstone Financial Corp.	81,679	2,180,013
QCR Holdings, Inc.	21,900	750,294
Renasant Corp.	99,600	3,537,792
S&T Bancorp, Inc.	116,363	4,470,666
Sandy Spring Bancorp, Inc.	91,100	2,970,771
Simmons First National Corp. (Class A Stock)	203,200	5,027,168
South State Corp.	98,100	6,508,935
Sterling Bancorp	180,700	3,476,668
Towne Bank	8,600	223,256

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Trustmark Corp.	40,000	$1,261,200
Union Bankshares Corp.	29,000	915,240
United Bankshares, Inc.(a)	118,900	4,205,493
United Community Banks, Inc.	13,900	357,508
Univest Financial Corp.	11,900	279,531
Valley National Bancorp	535,900	5,417,949
WesBanco, Inc.	135,848	5,516,787
West Bancorporation, Inc.	62,259	1,341,059

		249,407,130

Biotechnology 0.1%
Acorda Therapeutics, Inc.*	70,700	1,175,741
AMAG Pharmaceuticals, Inc.*	25,000	409,250

		1,584,991

Building Products 0.1%
Owens Corning	33,000	1,728,870

Capital Markets 1.4%
Arlington Asset Investment Corp. (Class A Stock)(a)	294,896	2,542,004
INTL. FCStone, Inc.*	8,400	321,132
Oppenheimer Holdings, Inc. (Class A Stock)	55,300	1,489,229
Piper Jaffray Cos.	10,143	700,171
Stifel Financial Corp.	261,800	12,532,366
Virtus Investment Partners, Inc.(a)	8,400	755,748

		18,340,650

Chemicals 0.7%
Kraton Corp.*	102,500	2,890,500
Olin Corp.	74,000	1,747,140
Rayonier Advanced Materials, Inc.(a)	373,400	5,406,832

		10,044,472

Commercial Services & Supplies 1.3%
ACCO Brands Corp.	717,141	6,332,355
Ennis, Inc.	210,556	4,177,431
Matthews International Corp. (Class A Stock)	13,300	591,717
Multi-Color Corp.	48,900	2,276,295

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Quad/Graphics, Inc.	221,671	$2,994,775
VSE Corp.	26,300	858,169

		17,230,742

Communications Equipment 0.3%
Applied Optoelectronics, Inc.*(a)	249,800	4,341,524

Construction & Engineering 0.5%
AECOM*(a)	127,200	3,893,592
Tutor Perini Corp.*	202,700	3,488,467

		7,382,059

Consumer Finance 1.7%
Encore Capital Group, Inc.*(a)	183,491	5,420,324
EZCORP, Inc. (Class A Stock)*	82,700	770,764
Navient Corp.	120,800	1,377,120
Nelnet, Inc. (Class A Stock)	198,053	10,417,588
OneMain Holdings, Inc.*	88,600	2,648,254
Regional Management Corp.*	82,300	2,261,604

		22,895,654

Diversified Financial Services 0.4%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	144,734	2,718,105
FGL Holdings*	291,400	2,304,974

		5,023,079

Diversified Telecommunication Services 0.4%
Iridium Communications, Inc.*(a)	282,798	5,480,625

Electronic Equipment, Instruments & Components 2.3%
Anixter International, Inc.*	17,700	1,074,567
AVX Corp.	53,619	951,737
Belden, Inc.(a)	21,800	1,168,698
Benchmark Electronics, Inc.	21,900	556,698
Sanmina Corp.*	54,900	1,713,978
ScanSource, Inc.*	5,100	195,381
SYNNEX Corp.	26,116	2,526,984

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Tech Data Corp.*	142,800	$13,655,964
TTM Technologies, Inc.*(a)	750,700	8,618,036

		30,462,043

Energy Equipment & Services 1.5%
C&J Energy Services, Inc.*	417,400	6,707,618
Diamond Offshore Drilling, Inc.*(a)	37,900	414,247
Helix Energy Solutions Group, Inc.*	46,200	315,546
McDermott International, Inc.*	359,954	3,174,794
Select Energy Services, Inc. (Class A Stock)*	169,500	1,440,750
Superior Energy Services, Inc.*	37,800	147,798
Unit Corp.*	114,700	1,830,612
US Silica Holdings, Inc.(a)	462,800	6,238,544

		20,269,909

Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	22,200	325,230

Equity Real Estate Investment Trusts (REITs) 11.4%
Alexander & Baldwin, Inc.*	8,300	191,232
Apple Hospitality REIT, Inc.	49,700	815,577
Ashford Hospitality Trust, Inc.	1,676,220	8,297,289
Braemar Hotels & Resorts, Inc.	462,879	5,147,214
CBL & Associates Properties, Inc.(a)	624,700	1,555,503
Cedar Realty Trust, Inc.	40,300	140,647
Chatham Lodging Trust	395,600	7,995,076
CorEnergy Infrastructure Trust, Inc.(a)	202,529	7,252,563
Cousins Properties, Inc.	181,700	1,608,045
DiamondRock Hospitality Co.	377,100	3,831,336
Easterly Government Properties, Inc.	16,300	292,748
Franklin Street Properties Corp.	499,800	3,708,516
Global Net Lease, Inc.	305,500	5,923,645
Hersha Hospitality Trust	509,800	9,446,594
Industrial Logistics Properties Trust	295,185	6,343,526
InfraREIT, Inc.	257,900	5,441,690
iStar, Inc.	478,900	4,592,651
Jernigan Capital, Inc.	6,300	136,584
Kite Realty Group Trust	492,400	8,188,612
Lexington Realty Trust	212,877	2,045,748
Mack-Cali Realty Corp.	208,500	4,295,100
MedEquities Realty Trust, Inc.	144,000	1,666,080
New Senior Investment Group, Inc.	838,300	4,543,586
Office Properties Income Trust(a)	299,118	9,580,750

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pennsylvania Real Estate Investment Trust(a)	448,400	$3,304,708
Preferred Apartment Communities, Inc. (Class A Stock)	20,600	327,540
RLJ Lodging Trust	676,800	12,554,640
RPT Realty	188,700	2,470,083
Sabra Health Care REIT, Inc.	669,900	13,759,746
Senior Housing Properties Trust	21,400	294,678
Spirit Realty Capital, Inc.	27,660	1,098,655
Summit Hotel Properties, Inc.	354,600	3,960,882
Washington Prime Group, Inc.(a)	757,200	4,300,896
Xenia Hotels & Resorts, Inc.	426,200	7,999,774

		153,111,914

Food & Staples Retailing 1.7%
Ingles Markets, Inc. (Class A Stock)	209,705	5,984,981
Smart & Final Stores, Inc.*	51,100	308,133
SpartanNash Co.	455,190	9,445,192
United Natural Foods, Inc.*	485,700	6,362,670
Weis Markets, Inc.	2,900	140,708

		22,241,684

Food Products 0.4%
Dean Foods Co.(a)	533,000	2,222,610
Fresh Del Monte Produce, Inc.	18,200	582,036
Hostess Brands, Inc.*(a)	227,400	2,612,826

		5,417,472

Health Care Providers & Services 1.0%
Acadia Healthcare Co., Inc.*(a)	34,600	946,656
Magellan Health, Inc.*	100,600	6,555,096
MEDNAX, Inc.*	49,400	1,783,834
Owens & Minor, Inc.(a)	541,610	4,099,988
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	19,300	389,088

		13,774,662

Hotels, Restaurants & Leisure 0.6%
Del Frisco’s Restaurant Group, Inc.*	100,200	793,584
Del Taco Restaurants, Inc.*	27,000	280,530
International Speedway Corp. (Class A Stock)	28,500	1,238,325

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Red Robin Gourmet Burgers, Inc.*	163,200	$5,219,136
Speedway Motorsports, Inc.	66,689	1,076,361

		8,607,936

Household Durables 4.3%
Beazer Homes USA, Inc.*	542,400	6,796,272
Century Communities, Inc.*	15,800	370,668
KB Home	535,000	11,454,350
M/I Homes, Inc.*	11,000	291,390
MDC Holdings, Inc.	37,400	1,231,582
Meritage Homes Corp.*	199,768	9,005,542
Taylor Morrison Home Corp. (Class A Stock)*	632,100	11,946,690
Toll Brothers, Inc.	58,100	2,146,214
TRI Pointe Group, Inc.*	869,300	11,692,085
William Lyon Homes (Class A Stock)*(a)	169,100	2,242,266

		57,177,059

Independent Power & Renewable Electricity Producers 0.6%
Clearway Energy, Inc. (Class C Stock)	548,400	8,275,356

Insurance 2.8%
American Equity Investment Life Holding Co.	399,977	12,527,280
American National Insurance Co.	5,100	709,869
CNO Financial Group, Inc.	118,600	2,120,568
EMC Insurance Group, Inc.	46,950	1,543,716
Employers Holdings, Inc.	227,498	9,639,090
FBL Financial Group, Inc. (Class A Stock)	66,968	4,702,493
Heritage Insurance Holdings, Inc.(a)	62,300	904,596
National Western Life Group, Inc. (Class A Stock)	18,400	5,580,720

		37,728,332

Interactive Media & Services 0.7%
Cars.com, Inc.*(a)	331,200	9,045,072

Internet & Direct Marketing Retail 0.7%
Liberty Expedia Holdings, Inc. (Class A Stock)*	224,800	9,214,552

IT Services 0.1%
Perspecta, Inc.	69,000	1,383,450
Sykes Enterprises, Inc.*	4,400	121,308

		1,504,758

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Leisure Products 0.0%
Vista Outdoor, Inc.*	38,000	$379,240

Machinery 1.0%
Briggs & Stratton Corp.	80,200	1,032,976
Global Brass & Copper Holdings, Inc.	93,576	2,829,738
Greenbrier Cos., Inc. (The)	150,200	6,369,982
Lydall, Inc.*	30,300	803,556
Trinity Industries, Inc.	109,200	2,553,096
Wabash National Corp.	38,597	538,042

		14,127,390

Marine 0.2%
Costamare, Inc. (Monaco)	527,000	2,677,160
Matson, Inc.	9,000	301,590

		2,978,750

Media 1.8%
Emerald Expositions Events, Inc.	161,900	2,298,980
Entercom Communications Corp. (Class A Stock)(a)	403,700	2,959,121
Gannett Co., Inc.(a)	947,800	10,511,102
Gray Television, Inc.*	366,800	6,129,228
Liberty Latin America Ltd. (Chile) (Class A Stock)*	11,200	195,272
Liberty Latin America Ltd. (Chile) (Class C Stock)*	71,800	1,255,064
New Media Investment Group, Inc.	33,100	452,477
Saga Communications, Inc. (Class A Stock)	2,410	81,506

		23,882,750

Metals & Mining 1.1%
Alcoa Corp.*	59,800	1,774,864
Reliance Steel & Aluminum Co.	10,900	892,492
Schnitzer Steel Industries, Inc. (Class A Stock)	350,600	8,484,520
SunCoke Energy, Inc.*	66,900	751,956
United States Steel Corp.	148,500	3,347,190

		15,251,022

Mortgage Real Estate Investment Trusts (REITs) 6.5%
AG Mortgage Investment Trust, Inc.	396,081	7,137,380
Anworth Mortgage Asset Corp.	247,300	1,105,431
Apollo Commercial Real Estate Finance, Inc.(a)	379,583	6,908,411
Arbor Realty Trust, Inc.(a)	141,760	1,695,450
Ares Commercial Real Estate Corp.	24,100	347,040

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
ARMOUR Residential REIT, Inc.	339,700	$7,140,494
Blackstone Mortgage Trust, Inc. (Class A Stock)	231,200	7,974,088
Capstead Mortgage Corp.	398,692	2,938,360
Cherry Hill Mortgage Investment Corp.	218,700	4,045,950
Dynex Capital, Inc.	695,406	4,186,344
Granite Point Mortgage Trust, Inc.	96,700	1,887,584
Invesco Mortgage Capital, Inc.	545,726	8,786,188
KKR Real Estate Finance Trust, Inc.	97,400	2,008,388
Ladder Capital Corp.	467,668	8,095,333
New York Mortgage Trust, Inc.	260,600	1,636,568
PennyMac Mortgage Investment Trust	189,900	3,843,576
Redwood Trust, Inc.	473,500	7,637,555
TPG RE Finance Trust, Inc.	111,300	2,207,079
Two Harbors Investment Corp.	120,561	1,758,985
Western Asset Mortgage Capital Corp.	605,600	5,789,536

		87,129,740

Multiline Retail 0.5%
Dillard’s, Inc. (Class A Stock)(a)	106,300	7,099,777

Oil, Gas & Consumable Fuels 5.6%
Adams Resources & Energy, Inc.	11,278	446,947
Antero Resources Corp.*	73,100	735,386
Bonanza Creek Energy, Inc.*	147,900	3,409,095
Callon Petroleum Co.*(a)	834,100	6,789,574
EQT Corp.	96,000	1,869,120
Gulfport Energy Corp.*	935,100	7,845,489
Laredo Petroleum, Inc.*(a)	601,800	2,286,840
Midstates Petroleum Co., Inc.*	109,700	1,061,896
Oasis Petroleum, Inc.*	937,300	5,642,546
Parsley Energy, Inc. (Class A Stock)*	75,500	1,402,790
PDC Energy, Inc.*	50,300	1,638,271
Peabody Energy Corp.	336,900	12,027,330
Range Resources Corp.(a)	334,000	3,684,020
Renewable Energy Group, Inc.*(a)	230,500	6,661,450
REX American Resources Corp.*	28,600	2,085,798
Ring Energy, Inc.*	104,800	616,224
SemGroup Corp. (Class A Stock)	28,600	458,172
Ship Finance International Ltd. (Norway)(a)	651,969	7,927,943
Southwestern Energy Co.*	1,289,400	5,634,678
Whiting Petroleum Corp.*	100,000	2,863,000

		75,086,569

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products 1.8%
Boise Cascade Co.	15,700	$431,279
Clearwater Paper Corp.*	188,700	6,362,964
Domtar Corp.	109,900	5,154,310
P.H. Glatfelter Co.	168,900	2,158,542
Schweitzer-Mauduit International, Inc.	151,143	4,845,644
Verso Corp. (Class A Stock)*	187,728	4,631,250

		23,583,989

Personal Products 0.5%
Edgewell Personal Care Co.*(a)	186,600	7,361,370

Pharmaceuticals 1.4%
Lannett Co., Inc.*(a)	344,800	2,572,208
Mallinckrodt PLC*	530,200	11,590,172
Prestige Consumer Healthcare, Inc.*	179,600	5,014,432

		19,176,812

Professional Services 0.5%
Kelly Services, Inc. (Class A Stock)	55,300	1,238,720
TrueBlue, Inc.*	224,400	5,473,116

		6,711,836

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA*(a)	20,100	475,968
Realogy Holdings Corp.(a)	105,700	1,876,175

		2,352,143

Road & Rail 0.7%
ArcBest Corp.(a)	41,800	1,572,516
Covenant Transportation Group, Inc. (Class A Stock)*	45,400	1,070,532
Hertz Global Holdings, Inc.*	27,000	447,930
Knight-Swift Transportation Holdings, Inc.(a)	73,000	2,317,750
Ryder System, Inc.	78,100	4,522,771

		9,931,499

Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc.*	1,133,161	9,065,288

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Photronics, Inc.*	109,900	$1,174,831
Ultra Clean Holdings, Inc.*(a)	188,600	2,236,796

		12,476,915

Software 0.1%
Avaya Holdings Corp.*	58,200	984,162
TiVo Corp.	39,400	438,522

		1,422,684

Specialty Retail 6.3%
Abercrombie & Fitch Co. (Class A Stock)(a)	337,400	7,311,458
Bed Bath & Beyond, Inc.(a)	610,200	9,207,918
Cato Corp. (The) (Class A Stock)	123,400	1,832,490
Chico’s FAS, Inc.(a)	828,100	4,802,980
Conn’s, Inc.*	139,700	2,925,318
Express, Inc.*(a)	656,400	3,478,920
GameStop Corp. (Class A Stock)	128,400	1,456,056
Genesco, Inc.*	210,600	9,514,908
Group 1 Automotive, Inc.	182,500	11,137,975
Haverty Furniture Cos., Inc.	140,200	2,855,874
Hibbett Sports, Inc.*(a)	373,200	6,098,088
J. Jill, Inc.*	133,300	793,135
MarineMax, Inc.*	87,500	1,555,750
Office Depot, Inc.	2,034,600	6,002,070
Party City Holdco, Inc.*(a)	557,600	6,155,904
Signet Jewelers Ltd.	162,700	3,963,372
Sonic Automotive, Inc. (Class A Stock)	351,300	5,374,890

		84,467,106

Technology Hardware, Storage & Peripherals 0.2%
Xerox Corp.	84,200	2,375,282

Textiles, Apparel & Luxury Goods 0.1%
Vera Bradley, Inc.*	126,200	1,129,490

Thrifts & Mortgage Finance 7.1%
Dime Community Bancshares, Inc.	406,283	8,011,901
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	119,762	8,473,162
First Defiance Financial Corp.	198,744	5,600,606
Flagstar Bancorp, Inc.*	169,100	5,216,735
MGIC Investment Corp.*	1,192,800	14,886,144
OceanFirst Financial Corp.	105,000	2,521,050

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
Oritani Financial Corp.	241,082	$4,064,643
PennyMac Financial Services, Inc.	97,715	2,020,746
Provident Financial Services, Inc.	318,520	7,870,629
Radian Group, Inc.	755,666	14,539,014
TrustCo Bank Corp.	75,841	588,526
United Financial Bancorp, Inc.	370,900	5,493,029
Walker & Dunlop, Inc.	100,821	4,846,465
Washington Federal, Inc.	373,804	10,873,958

		95,006,608

Tobacco 0.1%
Universal Corp.	19,200	1,107,840

Trading Companies & Distributors 4.7%
Air Lease Corp.	52,200	1,980,468
Aircastle Ltd.	566,053	11,796,544
Beacon Roofing Supply, Inc.*(a)	239,700	8,708,301
BMC Stock Holdings, Inc.*	146,800	2,519,088
CAI International, Inc.*	218,506	5,423,319
GATX Corp.(a)	101,047	7,647,237
GMS, Inc.*	178,100	3,371,433
Rush Enterprises, Inc. (Class A Stock)	147,200	5,630,400
Textainer Group Holdings Ltd. (China)*	165,200	2,150,904
Triton International Ltd. (Bermuda)	326,000	11,719,700
Veritiv Corp.*	13,000	443,950
WESCO International, Inc.*	22,900	1,199,960

		62,591,304

TOTAL COMMON STOCKS (cost $1,317,216,529)		1,337,515,174

EXCHANGE TRADED FUND 0.5%
iShares Russell 2000 Value ETF (cost $6,725,879)	57,054	6,804,831

TOTAL LONG-TERM INVESTMENTS (cost $1,323,942,408)		1,344,320,005

SHORT-TERM INVESTMENTS 12.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	5,706,132	5,706,132

See Notes to Financial Statements.

24

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $157,099,679; includes $156,771,089 of cash collateral for securities on loan)(b)(w)	157,096,449	$157,127,868

TOTAL SHORT-TERM INVESTMENTS (cost $162,805,811)		162,834,000

TOTAL INVESTMENTS 112.0% (cost $1,486,748,219)		1,507,154,005
Liabilities in excess of other assets (12.0)%		(162,079,859)

NET ASSETS 100.0%		$1,345,074,146

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,645,594; cash collateral of $156,771,089 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,504,489	$—	$—
Air Freight & Logistics	11,869,550	—	—
Airlines	14,781,015	—	—
Auto Components	31,114,229	—	—
Banks	249,407,130	—	—
Biotechnology	1,584,991	—	—

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Building Products	$1,728,870	$—	$—
Capital Markets	18,340,650	—	—
Chemicals	10,044,472	—	—
Commercial Services & Supplies	17,230,742	—	—
Communications Equipment	4,341,524	—	—
Construction & Engineering	7,382,059	—	—
Consumer Finance	22,895,654	—	—
Diversified Financial Services	5,023,079	—	—
Diversified Telecommunication Services	5,480,625	—	—
Electronic Equipment, Instruments & Components	30,462,043	—	—
Energy Equipment & Services	20,269,909	—	—
Entertainment	325,230	—	—
Equity Real Estate Investment Trusts (REITs)	153,111,914	—	—
Food & Staples Retailing	22,241,684	—	—
Food Products	5,417,472	—	—
Health Care Providers & Services	13,774,662	—	—
Hotels, Restaurants & Leisure	8,607,936	—	—
Household Durables	57,177,059	—	—
Independent Power & Renewable Electricity Producers	8,275,356	—	—
Insurance	37,728,332	—	—
Interactive Media & Services	9,045,072	—	—
Internet & Direct Marketing Retail	9,214,552	—	—
IT Services	1,504,758	—	—
Leisure Products	379,240	—	—
Machinery	14,127,390	—	—
Marine	2,978,750	—	—
Media	23,882,750	—	—
Metals & Mining	15,251,022	—	—
Mortgage Real Estate Investment Trusts (REITs)	87,129,740	—	—
Multiline Retail	7,099,777	—	—
Oil, Gas & Consumable Fuels	75,086,569	—	—
Paper & Forest Products	23,583,989	—	—
Personal Products	7,361,370	—	—
Pharmaceuticals	19,176,812	—	—
Professional Services	6,711,836	—	—
Real Estate Management & Development	2,352,143	—	—
Road & Rail	9,931,499	—	—
Semiconductors & Semiconductor Equipment	12,476,915	—	—
Software	1,422,684	—	—
Specialty Retail	84,467,106	—	—
Technology Hardware, Storage & Peripherals	2,375,282	—	—
Textiles, Apparel & Luxury Goods	1,129,490	—	—
Thrifts & Mortgage Finance	95,006,608	—	—
Tobacco	1,107,840	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Trading Companies & Distributors	$62,591,304	$—	$—
Exchange Traded Fund	6,804,831	—	—
Affiliated Mutual Funds	162,834,000	—	—

Total	$1,507,154,005	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Banks	18.5%
Affiliated Mutual Funds (11.7% represents investments purchased with collateral from securities on loan)	12.1
Equity Real Estate Investment Trusts (REITs)	11.4
Thrifts & Mortgage Finance	7.1
Mortgage Real Estate Investment Trusts (REITs)	6.5
Specialty Retail	6.3
Oil, Gas & Consumable Fuels	5.6
Trading Companies & Distributors	4.7
Household Durables	4.3
Insurance	2.8
Auto Components	2.3
Electronic Equipment, Instruments & Components	2.3
Media	1.8
Paper & Forest Products	1.8
Consumer Finance	1.7
Food & Staples Retailing	1.7
Energy Equipment & Services	1.5
Pharmaceuticals	1.4
Capital Markets	1.4
Commercial Services & Supplies	1.3
Metals & Mining	1.1
Airlines	1.1
Machinery	1.0
Health Care Providers & Services	1.0
Semiconductors & Semiconductor Equipment	0.9
Air Freight & Logistics	0.9
Chemicals	0.7
Road & Rail	0.7
Internet & Direct Marketing Retail	0.7
Interactive Media & Services	0.7

Hotels, Restaurants & Leisure	0.6%
Independent Power & Renewable Electricity Producers	0.6
Construction & Engineering	0.5
Personal Products	0.5
Multiline Retail	0.5
Professional Services	0.5
Exchange Traded Fund	0.5
Diversified Telecommunication Services	0.4
Food Products	0.4
Diversified Financial Services	0.4
Communications Equipment	0.3
Aerospace & Defense	0.3
Marine	0.2
Technology Hardware, Storage & Peripherals	0.2
Real Estate Management & Development	0.2
Building Products	0.1
Biotechnology	0.1
IT Services	0.1
Software	0.1
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.1
Leisure Products	0.0 *
Entertainment	0.0 *

112.0
Liabilities in excess of other assets	(12.0)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$153,645,594	$(153,645,594)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

28

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value, including securities on loan of $153,645,594:
Unaffiliated investments (cost $1,323,942,408)	$1,344,320,005
Affiliated investments (cost $162,805,811)	162,834,000
Cash	8
Receivable for investments sold	3,700,345
Receivable for Fund shares sold	1,619,845
Dividends and interest receivable	882,774
Prepaid expenses	8,299

Total Assets	1,513,365,276

Liabilities
Payable to broker for collateral for securities on loan	156,771,089
Payable for Fund shares reacquired	10,084,928
Management fee payable	646,837
Accrued expenses and other liabilities	612,612
Distribution fee payable	104,910
Affiliated transfer agent fee payable	70,754

Total Liabilities	168,291,130

Net Assets	$1,345,074,146

Net assets were comprised of:
Shares of beneficial interest, at par	$79,934
Paid-in capital in excess of par	1,326,782,002
Total distributable earnings (loss)	18,212,210

Net assets, January 31, 2019	$1,345,074,146

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	29

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Class A
Net asset value, redemption price per share, ($112,790,116 ÷ 6,681,983 shares of beneficial interest issued and outstanding)	$16.88
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.86

Class C
Net asset value, offering price and redemption price per share,
($27,526,847 ÷ 1,621,520 shares of beneficial interest issued and outstanding)	$16.98

Class R
Net asset value, offering price and redemption price per share,
($145,277,810 ÷ 8,722,827 shares of beneficial interest issued and outstanding)	$16.65

Class Z
Net asset value, offering price and redemption price per share,
($682,857,507 ÷ 40,555,719 shares of beneficial interest issued and outstanding)	$16.84

Class R2
Net asset value, offering price and redemption price per share,
($255,225 ÷ 15,143 shares of beneficial interest issued and outstanding)	$16.85

Class R4
Net asset value, offering price and redemption price per share,
($9,098 ÷ 540 shares of beneficial interest issued and outstanding)	$16.86

Class R6
Net asset value, offering price and redemption price per share,
($376,357,543 ÷ 22,336,067 shares of beneficial interest issued and outstanding)	$16.85

See Notes to Financial Statements.

30

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $12,639 foreign withholding tax)	$17,404,696
Income from securities lending, net (including affiliated income of $103,370)	257,561
Affiliated dividend income	58,094

Total income	17,720,351

Expenses
Management fee	4,293,308
Distribution fee(a)	896,421
Shareholder servicing fees(a)	72
Transfer agent’s fees and expenses (including affiliated expense of $196,994)(a)	512,085
Custodian and accounting fees	74,766
Shareholders’ reports	73,106
Registration fees(a)	57,114
Trustees’ fees	18,327
Audit fee	16,118
Legal fees and expenses	14,685
Miscellaneous	21,836

Total expenses	5,977,838
Less: Fee waiver and/or expense reimbursement(a)	(67,805)
Distribution fee waiver(a)	(215,370)

Net expenses	5,694,663

Net investment income (loss)	12,025,688

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(18,255))	32,446,504
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $26,453)	(219,015,360)

Net gain (loss) on investment transactions	(186,568,856)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(174,543,168)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	183,460	158,411	554,381	—	169	—	—
Shareholder servicing fees	—	—	—	—	67	5	—
Transfer agent’s fees and expenses	97,415	30,007	105,499	278,305	56	22	781
Registration fees	8,235	7,477	7,850	9,691	7,789	7,789	8,283
Fee waiver and/or expense reimbursement	(6,115)	(1,584)	(7,392)	(37,170)	(7,742)	(7,802)	—
Distribution fee waiver	(30,576)	—	(184,794)	—	—	—	—

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	31

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,025,688	$23,479,979
Net realized gain (loss) on investment transactions	32,446,504	82,126,110
Net change in unrealized appreciation (depreciation) on investments	(219,015,360)	65,714,134

Net increase (decrease) in net assets resulting from operations	(174,543,168)	171,320,223

Dividends and Distributions
Distributions from distributable earnings*
Class A	(9,575,305)	—
Class C	(2,211,007)	—
Class R	(11,255,549)	—
Class Z	(60,412,692)	—
Class R2	(19,556)	—
Class R4	(767)	—
Class R6	(32,451,883)	—

	(115,926,759)	—

Dividends from net investment income*
Class A		(1,850,518)
Class C		(249,331)
Class R		(1,957,064)
Class Z		(14,533,576)
Class R6		(6,343,161)

	*	(24,933,650)

Distributions from net realized gains*
Class A		(14,227,511)
Class C		(4,176,634)
Class R		(17,892,947)
Class Z		(92,687,961)
Class R6		(38,872,105)

	*	(167,857,158)

See Notes to Financial Statements.

32

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$128,381,637	$289,069,270
Net asset value of shares issued in reinvestment of dividends and distributions		111,161,665	191,749,863
Cost of shares reacquired		(179,341,534)	(470,769,839)

Net increase (decrease) in net assets from Fund share transactions		60,201,768	10,049,294

Total increase (decrease)		(230,268,159)	(11,421,291)

Net Assets:
Beginning of period		1,575,342,305	1,586,763,596

End of period(a)		$1,345,074,146	$1,575,342,305

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$7,552,567

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	33

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund (collectively the “Funds”).

These financial statements relate only to the PGIM QMA Small-Cap Value Fund (the “Fund”). The Fund is a diversified fund. For purposes of the 1940 Act a non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

The investment objective of the Fund is above average capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

34

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current

PGIM QMA Small-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as

36

collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM QMA Small-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% average daily net assets up to $2 billion and 0.575% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the six months ended January 31, 2019.

The Manger has contractually agreed to waive fees payable to PGIM Investments by the Fund in an amount up to 0.01% of the Fund’s average daily net assets through November 30, 2019, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2019, to limit transfer agency, shareholder servicing, sub-transfer

38

agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 and Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $56,326 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM QMA Small-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended January 31, 2019, it received $216 and $296 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2019, were $630,171,279 and $678,663,561, respectively.

40

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended January 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,546,207	$74,734,940	$76,575,015	$—	$—	$5,706,132	5,706,132	$58,094

PGIM Institutional Money Market Fund*
19,986,888	316,022,759	178,889,977	26,453	(18,255)	157,127,868	157,096,449	103,370	**

$27,533,095	$390,757,699	$255,464,992	$26,453	$(18,255)	$162,834,000		$161,464

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

The tax character of distributions paid during the tax year ended October 31, 2018 were $76,889,522 of ordinary income and $115,901,286 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2017 were $28,283,799 of ordinary income.

As of the latest tax year ended October 31, 2018, the accumulated undistributed earnings on a tax basis were $57,440,766 of ordinary income and $52,105,129 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2019 were as follows:

Tax Basis	$1,495,080,304

Gross Unrealized Appreciation	144,819,633
Gross Unrealized Depreciation	(132,745,932)

Net Unrealized Appreciation	$12,073,701

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and corporate spin-offs.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

PGIM QMA Small-Cap Value Fund	41

Notes to Financial Statements (unaudited) (continued)

required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 538 Class R2 shares, 540 Class R4 shares and 407,511 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 30% of the

42

Fund’s outstanding shares, each holding greater than 5% of outstanding shares, on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2019:
Shares sold	312,196	$5,695,292
Shares issued in reinvestment of dividends and distributions	611,259	9,327,811
Shares reacquired	(721,518)	(12,956,658)

Net increase (decrease) in shares outstanding before conversion	201,937	2,066,445
Shares issued upon conversion from other share class(es)	57,168	934,062
Shares reacquired upon conversion into other share class(es)	(92,907)	(1,761,165)

Net increase (decrease) in shares outstanding	166,198	$1,239,342

Year ended July 31, 2018:
Shares sold	609,750	$12,628,799
Shares issued in reinvestment of dividends and distributions	774,075	15,574,392
Shares reacquired	(1,109,257)	(22,985,716)

Net increase (decrease) in shares outstanding before conversion	274,568	5,217,475
Shares issued upon conversion from other share class(es)	123,984	2,622,003
Shares reacquired upon conversion into other share class(es)	(96,834)	(1,987,831)

Net increase (decrease) in shares outstanding	301,718	$5,851,647

Class C
Six months ended January 31, 2019:
Shares sold	56,160	$1,019,686
Shares issued in reinvestment of dividends and distributions	142,042	2,181,764
Shares reacquired	(272,170)	(4,915,144)

Net increase (decrease) in shares outstanding before conversion	(73,968)	(1,713,694)
Shares reacquired upon conversion into other share class(es)	(53,392)	(920,369)

Net increase (decrease) in shares outstanding	(127,360)	$(2,634,063)

Year ended July 31, 2018:
Shares sold	175,315	$3,644,251
Shares issued in reinvestment of dividends and distributions	215,029	4,345,731
Shares reacquired	(475,865)	(9,923,324)

Net increase (decrease) in shares outstanding before conversion	(85,521)	(1,933,342)
Shares reacquired upon conversion into other share class(es)	(63,972)	(1,322,968)

Net increase (decrease) in shares outstanding	(149,493)	$(3,256,310)

Class R
Six months ended January 31, 2019:
Shares sold	1,060,697	$17,315,892
Shares issued in reinvestment of dividends and distributions	747,380	11,255,549
Shares reacquired	(949,543)	(17,391,046)

Net increase (decrease) in shares outstanding	858,534	$11,180,395

Year ended July 31, 2018:
Shares sold	1,006,458	$20,163,276
Shares issued in reinvestment of dividends and distributions	998,994	19,850,011
Shares reacquired	(1,927,915)	(39,388,781)

Net increase (decrease) in shares outstanding	77,537	$624,506

PGIM QMA Small-Cap Value Fund	43

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended January 31, 2019:
Shares sold	3,513,554	$62,571,739
Shares issued in reinvestment of dividends and distributions	3,680,081	56,010,840
Shares reacquired	(6,089,270)	(109,355,948)

Net increase (decrease) in shares outstanding before conversion	1,104,365	9,226,631
Shares issued upon conversion from other share class(es)	119,570	2,269,541
Shares reacquired upon conversion into other share class(es)	(32,664)	(568,116)

Net increase (decrease) in shares outstanding	1,191,271	$10,928,056

Year ended July 31, 2018:
Shares sold	6,916,540	$144,318,377
Shares issued in reinvestment of dividends and distributions	5,320,753	106,787,513
Shares reacquired	(15,779,927)	(326,819,846)

Net increase (decrease) in shares outstanding before conversion	(3,542,634)	(75,713,956)
Shares issued upon conversion from other share class(es)	144,337	2,963,061
Shares reacquired upon conversion into other share class(es)	(3,258,846)	(71,723,534)

Net increase (decrease) in shares outstanding	(6,657,143)	$(144,474,429)

Class R2
Six months ended January 31, 2019:
Shares sold	14,205	$252,430
Shares issued in reinvestment of dividends and distributions	1,283	19,556
Shares reacquired	(1,228)	(22,689)

Net increase (decrease) in shares outstanding	14,260	$249,297

Period ended July 31, 2018*:
Shares sold	883	$17,555
Shares reacquired	—	(4)

Net increase (decrease) in shares outstanding	883	$17,551

Class R4
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	51	$767

Net increase (decrease) in shares outstanding	51	$767

Period ended July 31, 2018*:
Shares sold	489	$10,000

Net increase (decrease) in shares outstanding	489	$10,000

44

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	2,286,848	$41,526,598
Shares issued in reinvestment of dividends and distributions	2,125,107	32,365,378
Shares reacquired	(1,859,194)	(34,700,049)

Net increase (decrease) in shares outstanding before conversion	2,552,761	39,191,927
Shares issued upon conversion from other share class(es)	2,311	46,047

Net increase (decrease) in shares outstanding	2,555,072	$39,237,974

Year ended July 31, 2018:
Shares sold	5,231,548	$108,287,012
Shares issued in reinvestment of dividends and distributions	2,249,488	45,192,216
Shares reacquired	(3,440,933)	(71,652,168)

Net increase (decrease) in shares outstanding before conversion	4,040,103	81,827,060
Shares issued upon conversion from other share class(es)	3,148,656	69,449,269

Net increase (decrease) in shares outstanding	7,188,759	$151,276,329

*	Commencement of offering was December 28, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2019. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $3,111,333, borrowed at a weighted average interest rate of 3.72%. The maximum loan outstanding amount during the period was $5,127,000. At January 31, 2019, the Fund did not have an outstanding loan amount.

PGIM QMA Small-Cap Value Fund	45

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’ holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

46

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Small-Cap Value Fund	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,	Year Ended July 31,				February 14, 2014(a) through July 31,
	2019	2018	2017	2016	2015	2014(b)
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$20.95	$21.32	$18.16	$25.21	$26.70	$26.26
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.26	0.26	0.32	0.46	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.65)	2.04	3.25	(0.07)	0.78	0.35
Total from investment operations	(2.52)	2.30	3.51	0.25	1.24	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.31)	(0.30)	(0.55)	(0.19)	-
Distributions from net realized gains	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)	-
Total dividends and distributions	(1.55)	(2.67)	(0.35)	(7.30)	(2.73)	-
Net asset value, end of period	$16.88	$20.95	$21.32	$18.16	$25.21	$26.70
Total Return(d):	(11.27)%	11.31%	19.29%	3.98%	4.53%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112,790	$136,533	$132,512	$116,997	$138,855	$13
Average net assets (000)	$121,309	$133,270	$129,902	$121,788	$16,282	$12
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.04% (g)	1.02%	0.96%	0.98%	1.14%	0.93%	(g)
Expenses before waivers and/or expense reimbursement	1.10% (g)	1.08%	1.02%	1.04%	1.20%	0.98%	(g)
Net investment income (loss)	1.42% (g)	1.27%	1.27%	1.67%	1.76%	0.74%	(g)
Portfolio turnover rate(h)	44%	70%	95%	72%	111%	42%

(a)	Commencement of operations.
(b)	For the period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(c)	Calculated based on average shares outstanding during the period.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.

See Notes to Financial Statements.

48

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	49

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,	Year Ended July 31,			June 19, 2015(a) through July 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.95	$21.32	$18.18	$25.19	$26.36
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.10	0.10	0.17	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.64)	2.03	3.26	(0.06)	(1.19)
Total from investment operations	(2.58)	2.13	3.36	0.11	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.14)	(0.17)	(0.37)	-
Distributions from net realized gains	(1.27)	(2.36)	(0.05)	(6.75)	-
Total dividends and distributions	(1.39)	(2.50)	(0.22)	(7.12)	-
Net asset value, end of period	$16.98	$20.95	$21.32	$18.18	$25.19
Total Return(c):	(11.62)%	10.44%	18.43%	3.19%	(4.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,527	$36,638	$40,476	$30,257	$35,293
Average net assets (000)	$31,424	$38,734	$41,745	$30,498	$33,702
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.86% (f)	1.81%	1.71%	1.73%	1.90%	(f)
Expenses before waivers and/or expense reimbursement	1.87% (f)	1.82%	1.72%	1.74%	1.91%	(f)
Net investment income (loss)	0.62% (f)	0.49%	0.49%	0.92%	0.75%	(f)
Portfolio turnover rate(g)	44%	70%	95%	72%	111%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class R Shares
	Six Months Ended January 31,	Year Ended July 31,				Nine Months Ended July 31,		Year Ended October 31,
	2019	2018	2017	2016	2015	2014(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.66	$21.06	$17.95	$25.00	$26.51	$27.48		$21.21
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.21	0.21	0.26	0.26	0.11		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.62)	2.01	3.21	(0.07)	0.91	0.98		6.87
Total from investment operations	(2.51)	2.22	3.42	0.19	1.17	1.09		7.07
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.26)	(0.26)	(0.49)	(0.14)	(0.15)		(0.19)
Distributions from net realized gains	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)	(1.91)		(0.61)
Total dividends and distributions	(1.50)	(2.62)	(0.31)	(7.24)	(2.68)	(2.06)		(0.80)
Net asset value, end of period	$16.65	$20.66	$21.06	$17.95	$25.00	$26.51		$27.48
Total Return(c):	(11.39)%	11.05%	19.00%	3.70%	4.29%	4.17%		34.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$145,278	$162,502	$164,019	$152,186	$150,536	$143,655		$119,047
Average net assets (000)	$146,630	$165,270	$159,240	$145,703	$152,743	$134,383		$99,668
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.27% (f)	1.26%	1.21%	1.23%	1.22%	1.18%	(f)	1.17%
Expenses before waivers and/or expense reimbursement	1.53% (f)	1.52%	1.47%	1.49%	1.48%	1.43%	(f)	1.42%
Net investment income (loss)	1.23% (f)	1.04%	1.03%	1.42%	0.99%	0.54%	(f)	0.83%
Portfolio turnover rate(g)	44%	70%	95%	72%	111%	42%		40%

(a)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	51

Financial Highlights (unaudited) (continued)

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class Z Shares
	Six Months Ended January 31,	Year Ended July 31,				Nine Months Ended July 31,		Year Ended October 31,
	2019	2018	2017	2016	2015	2014(a)		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.95	$21.32	$18.14	$25.22	$26.73	$27.71		$21.39
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.34	0.31	0.37	0.39	0.21		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.67)	2.02	3.27	(0.08)	0.92	1.00		6.91
Total from investment operations	(2.50)	2.36	3.58	0.29	1.31	1.21		7.23
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.37)	(0.35)	(0.62)	(0.28)	(0.28)		(0.30)
Distributions from net realized gains	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)	(1.91)		(0.61)
Total dividends and distributions	(1.61)	(2.73)	(0.40)	(7.37)	(2.82)	(2.19)		(0.91)
Net asset value, end of period	$16.84	$20.95	$21.32	$18.14	$25.22	$26.73		$27.71
Total Return(c):	(11.11)%	11.65%	19.66%	4.20%	4.79%	4.60%		35.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$682,858	$824,748	$981,061	$829,360	$1,077,790	$1,781,471		$1,622,779
Average net assets (000)	$737,333	$862,416	$940,720	$811,529	$1,828,713	$1,782,968		$1,342,995
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70% (f)	0.69%	0.71%	0.73%	0.72%	0.68%	(f)	0.67%
Expenses before waivers and/or expense reimbursement	0.71% (f)	0.70%	0.72%	0.74%	0.72%	0.68%	(f)	0.67%
Net investment income (loss)	1.77% (f)	1.62%	1.51%	1.93%	1.48%	1.05%	(f)	1.32%
Portfolio turnover rate(g)	44%	70%	95%	72%	111%	42%		40%

(a)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(b)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	53

Financial Highlights (unaudited) (continued)

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class R2 Shares
	Six Months Ended January 31, 2019	December 28, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.91	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.69)	0.38
Total from investment operations	(2.53)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	-
Distributions from net realized gains	(1.27)	-
Total dividends and distributions	(1.53)	-
Net asset value, end of period	$16.85	$20.91
Total Return(c):	(11.33)%	2.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$255	$18
Average net assets (000)	$134	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14% (e)	1.14%	(e)
Expenses before waivers and/or expense reimbursement	12.61% (e)	187.96%	(e)
Net investment income (loss)	1.79% (e)	0.72%	(e)
Portfolio turnover rate(f)	44%	70%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	55

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2019	December 28, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.94	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.66)	0.39
Total from investment operations	(2.51)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	-
Distributions from net realized gains	(1.27)	-
Total dividends and distributions	(1.57)	-
Net asset value, end of period	$16.86	$20.94
Total Return(c):	(11.20)%	2.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9	$10
Average net assets (000)	$9	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89% (e)	0.89%	(e)
Expenses before waivers and/or expense reimbursement	165.94% (e)	270.32%	(e)
Net investment income (loss)	1.59% (e)	0.95%	(e)
Portfolio turnover rate(f)	44%	70%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

Class R6 Shares
	Six Months Ended January 31,	Year Ended July 31,			September 25, 2014(a) through July 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.97	$21.34	$18.15	$25.23	$26.68
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.34	0.32	0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)	2.04	3.28	(0.05)	1.01
Total from investment operations	(2.50)	2.38	3.60	0.31	1.37
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.39)	(0.36)	(0.64)	(0.28)
Distributions from net realized gains	(1.27)	(2.36)	(0.05)	(6.75)	(2.54)
Total dividends and distributions	(1.62)	(2.75)	(0.41)	(7.39)	(2.82)
Net asset value, end of period	$16.85	$20.97	$21.34	$18.15	$25.23
Total Return(c):	(11.08)%	11.72%	19.77%	4.29%	5.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$376,358	$414,892	$268,695	$231,801	$121,283
Average net assets (000)	$382,597	$361,244	$263,763	$187,644	$36,516
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.64% (f)	0.63%	0.64%	0.66%	0.70%	(f)
Expenses before waivers and/or expense reimbursement	0.64% (f)	0.63%	0.64%	0.66%	0.70%	(f)
Net investment income (loss)	1.86% (f)	1.64%	1.58%	1.96%	1.67%	(f)
Portfolio turnover rate(g)	44%	70%	95%	72%	111%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Small-Cap Value Fund	57

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6*
NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX
CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

* Formerly known as Class Q

MF232E2

PGIM CORE BOND FUND

(formerly known as Prudential Core Bond Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Core Bond Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Core Bond Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Core Bond Fund

March 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Core Bond Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19 (with sales charges)
	Six Months** (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.35	–3.07	N/A	N/A	0.54 (2/17/15)
Class C	1.96	–0.24	N/A	N/A	0.98 (2/17/15)
Class R	2.22	1.25	N/A	N/A	1.47 (2/17/15)
Class Z	2.48	1.65	1.71	3.71	—
Class R6*	2.39	1.70	N/A	N/A	2.01 (2/17/15)
Bloomberg Barclays US Aggregate Bond Index
	2.71	2.25	2.44	3.68	—
Lipper Core Bond Funds Average
	2.19	1.56	2.17	4.30	—

*Formerly known as Class Q shares

**Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class R	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class R, and Class R6* shares is 1.69%.

Lipper Core Bond Funds Average—Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, Class R, and Class R6* shares is 1.49%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*Formerly known as Class Q

PGIM Core Bond Fund	9

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield** (%)	SEC 30-Day Unsubsidized Yield*** (%)
Class A	0.14	2.71	2.60
Class C	0.11	2.09	1.56
Class R	0.13	2.57	–82.05
Class Z	0.16	3.08	3.00
Class R6*	0.16	3.13	3.09

*Formerly known as Class Q

**SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

***SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/19 (%)
AAA	61.7
AA	6.6
A	15.6
BBB	13.4
BB	0.1
CCC	0.1
Not Rated	1.7
Cash Equivalents	0.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Core Bond Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Bond Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,023.50	0.70%	$3.57
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class C	Actual	$1,000.00	$1,019.60	1.45%	$7.38
	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38
Class R	Actual	$1,000.00	$1,022.20	0.95%	$4.84
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class Z	Actual	$1,000.00	$1,024.80	0.45%	$2.30
	Hypothetical	$1,000.00	$1,022.94	0.45%	$2.29
Class R6	Actual	$1,000.00	$1,023.90	0.40%	$2.04
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.7%

ASSET-BACKED SECURITIES 21.4%

Automobiles 4.7%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C	2.410%	07/08/22	100	$98,870
Series 2017-03, Class C	2.690	06/19/23	240	236,906
Series 2017-04, Class C	2.600	09/18/23	600	593,666
Series 2018-01, Class C	3.500	01/18/24	500	502,318
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630	12/20/21	300	297,099
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	894,922
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,116,852
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	511,270
Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22	500	499,596
Enterprise Fleet Financing LLC, Series 2016-02, Class A2, 144A	1.740	02/22/22	49	48,836
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	1,500	1,481,407
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,557,186
Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,108,490
Series 2019-01, Class A, 144A	3.520	07/15/30	2,000	2,009,689
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	1,200	1,179,644
Series 2018-02, Class A	3.170	03/15/25	4,000	4,002,467
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	201,617
Hertz Vehicle Financing II LP, Series 2016-01A, Class A, 144A	2.320	03/25/20	200	199,735
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20	335	334,482
Series 2017-02A, Class B, 144A	2.550	11/14/23	1,600	1,585,665
Series 2017-02A, Class C, 144A	2.820	07/15/24	400	396,521
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,800	1,805,207
Santander Drive Auto Receivables Trust,
Series 2017-03, Class C	2.760	12/15/22	400	398,408
Series 2018-01, Class C	2.960	03/15/24	300	298,636
Series 2018-02, Class C	3.350	07/17/23	430	430,866
Series 2018-05, Class C	3.810	12/16/24	800	806,282

				22,596,637

See Notes to Financial Statements.

PGIM Core Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 9.8%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.277	%(c)	10/15/28	250	$250,182
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	4.057	(c)	07/15/30	750	749,112
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%	3.607	(c)	01/15/27	1,250	1,237,702
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.067	(c)	07/15/29	250	249,203
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	4.039	(c)	07/16/29	750	745,477
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	4.079	(c)	01/16/30	250	249,271
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.377	(c)	10/15/28	250	250,250
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.813	(c)	07/17/28	1,250	1,238,831
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	4.120	(c)	07/18/30	250	249,586
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.329	(c)	01/24/29	250	250,199
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037	(c)	10/15/30	500	498,816
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	4.127	(c)	04/13/27	500	500,533
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	4.037	(c)	04/15/29	750	747,726
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-04A, Class AR, 144A, 3 Month LIBOR + 1.450%	4.211	(c)	01/20/29	250	250,190
Series 2015-05A, Class A1R, 144A	0.000	(cc)	01/20/32	1,500	1,500,000

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.991	%(c)	04/20/31	750	$747,744
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.781	(c)	04/20/31	1,000	988,919
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.597	(c)	10/17/31	1,000	997,497
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.967	(c)	10/15/26	487	486,005
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%	4.330	(c)	04/18/27	250	250,335
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	4.007	(c)	07/15/30	750	744,758
Flagship CLO Ltd. (Cayman Islands), Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.629	(c)	01/16/26	250	248,121
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.795	(c)	04/26/31	1,000	983,773
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.582	(c)	02/05/31	250	246,899
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.052	(c)	10/23/29	500	497,944
Jamestown CLO Ltd. (Cayman Islands), Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%	4.261	(c)	10/20/28	250	250,044
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.967	(c)	01/15/31	500	496,832
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.961	(c)	10/20/26	490	490,362
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.881	(c)	04/21/31	1,000	989,770
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.795	(c)	02/20/31	1,500	1,482,530

See Notes to Financial Statements.

PGIM Core Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.911	%(c)	07/20/31	1,250	$1,234,200
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.989	(c)	01/16/31	1,250	1,239,672
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	4.047	(c)	10/12/30	500	497,033
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.907	(c)	07/15/31	2,000	1,972,870
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.637	(c)	01/15/28	1,000	991,489
Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-06A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.477	(c)	07/15/28	250	250,686
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	4.047	(c)	07/15/30	250	248,732
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.011	(c)	10/22/30	1,000	1,000,828
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.001	(c)	10/30/30	500	497,483
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.251	(c)	01/20/29	750	750,746
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.903	(c)	01/17/31	1,000	991,697
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.946	(c)	05/21/29	500	499,928
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	4.046	(c)	07/20/30	500	499,422
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.791	(c)	04/20/31	1,000	981,281

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.946	%(c)	07/25/31	250	$247,164
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.786	(c)	05/15/26	401	399,795
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.835	(c)	01/26/31	1,000	991,682
Series 2016-02A, Class A, 144A, 3 Month LIBOR + 1.660%	4.421	(c)	10/20/28	250	250,376
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	4.051	(c)	07/25/30	500	499,085
Series 2019-01A, Class A, 144A	—	(p)	01/20/32	3,250	3,250,000
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.013	(c)	01/17/30	1,000	994,880
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.337	(c)	01/15/29	500	500,413
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	4.017	(c)	07/15/29	250	248,791
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%	3.901	(c)	01/20/31	1,000	991,628
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.471	(c)	10/25/28	500	500,424
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	4.091	(c)	07/25/29	500	499,242
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.997	(c)	10/15/30	750	749,300
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.680	(c)	01/18/29	1,000	990,152
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.831	(c)	01/20/31	1,000	991,766
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	4.081	(c)	04/20/29	250	249,777

See Notes to Financial Statements.

PGIM Core Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.873	%(c)	07/17/31	2,500	$2,461,575
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.911	(c)	01/22/31	500	495,248
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	4.157	(c)	07/15/29	250	250,139
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	4.077	(c)	04/15/30	250	250,016
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.737	(c)	04/15/29	750	742,571

					47,078,702

Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.314	(c)	09/14/32	900	899,384
Series 2018-01A, Class A, 144A	3.300		03/14/29	260	260,092
Oportun Funding LLC,
Series 2018-C, Class A, 144A	4.100		10/08/24	500	504,600
Series 2018-D, Class A, 144A	4.150		12/09/24	400	404,551
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	138	137,531
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	50	49,958
Series 2016-AA, Class A, 144A	2.900		11/15/29	717	713,270
Series 2017-AA, Class A, 144A	2.680		07/15/30	700	689,931

					3,659,317

Credit Cards 1.2%
Chase Issuance Trust, Series 2017-A02, Class A, 1 Month LIBOR + 0.400%	2.909	(c)	03/15/24	500	501,647
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490%	3.003	(c)	12/07/23	800	803,739
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%	3.126	(c)	04/22/26	800	803,096
Series 2018-A07, Class A7	3.960		10/13/30	2,200	2,310,139

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust,
Series 2017-A04, Class A4	2.530%		10/15/26	800	$785,183
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%	3.109	(c)	12/15/26	400	400,607

					5,604,411

Equipment 0.6%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410		08/16/24	800	787,399
Series 2017-B, Class A4, 144A	2.410		11/15/24	500	491,665
Series 2017-B, Class A5, 144A	2.720		06/15/40	800	779,736
Series 2018-A, Class A4, 144A	3.390		01/10/25	500	504,681
Series 2018-A, Class A5, 144A	3.610		03/10/42	200	202,317

					2,765,798

Home Equity Loans 0.4%
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	561	568,598
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735%	3.245	(c)	08/25/35	1,463	1,458,564

					2,027,162

Residential Mortgage-Backed Securities 1.7%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.670	(c)	12/26/46	562	568,961
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.902	(c)	08/25/37	387	387,073
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	386	386,228
Legacy Mortgage Asset Trust, Series 2019-GS01, Class A1, 144A	4.000		01/25/59	200	200,000
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750	(cc)	01/25/61	572	558,304
Series 2018-01, Class A1, 144A	3.250	(cc)	05/25/62	716	704,544
RAAC Series Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200%	3.710	(c)	09/25/47	191	191,789
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57	1,201	1,173,253
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	3.110	(c)	02/25/57	1,004	999,246
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57	869	845,487
Series 2018-01, Class A1, 144A	3.000	(cc)	01/25/58	1,036	1,016,882

See Notes to Financial Statements.

PGIM Core Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250	%(cc)	03/25/58	1,027	$1,013,184
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58	287	281,818

					8,326,769

Student Loans 2.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680		09/25/42	803	779,186
Series 2018-AGS, Class A1, 144A	3.210		02/25/44	586	579,986
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810		11/25/42	600	585,477
Series 2018-B, Class A2FX, 144A	3.540		05/26/43	900	908,069
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190		02/18/42	1,300	1,283,780
Series 2018-CA, Class A2, 144A	3.520		06/16/42	600	602,283
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 Month LIBOR + 0.800%	3.571	(c)	07/25/36	700	706,594
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840		01/25/41	1,600	1,569,632
Series 2019-A, Class A2FX, 144A	3.690		06/15/48	1,300	1,311,056
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640		08/25/47	659	655,621
Series 2018-B, Class A2FX, 144A	3.340		08/25/47	1,400	1,397,534

					10,379,218

TOTAL ASSET-BACKED SECURITIES (cost $102,881,577)					102,438,014

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.2%
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172		05/15/49	300	289,139
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937		08/14/36	500	479,690
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402		01/15/51	2,000	1,989,473
Series 2018-B03, Class A4	3.761		04/10/51	1,500	1,531,757
CD Mortgage Trust, Series 2016-CD01, Class A3	2.459		08/10/49	500	472,148
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585		12/10/54	2,000	2,011,015

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	$1,081,095
Series 2016-C03, Class A3	2.896		11/15/49	900	868,841
Series 2017-P08, Class A3	3.203		09/15/50	1,700	1,666,860
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620		07/10/50	3,200	3,249,062
Series 2016-COR01, Class A3	2.826		10/10/49	800	767,666
CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127		06/15/50	1,200	1,169,295
DBJPM Mortgage Trust, Series 2016-C03, Class A4	2.632		08/10/49	650	618,917
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502		12/25/24	442	436,766
Series 2016-M07, Class AB2	2.385		09/25/26	200	190,415
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	1,200	1,137,386
Series 2016-M13, Class A2	2.479	(cc)	09/25/26	1,900	1,816,595
Series 2017-M01, Class A2	2.416	(cc)	10/25/26	500	475,047
Series 2017-M04, Class A2	2.597	(cc)	12/25/26	2,500	2,399,144
Series 2017-M08, Class A2	3.061	(cc)	05/25/27	1,900	1,876,540
Series 2018-M04, Class A2	3.043	(cc)	03/25/28	1,325	1,302,785
Series 2018-M10, Class A1	3.385	(cc)	07/25/28	712	731,943
Series 2018-M10, Class A2	3.385	(cc)	07/25/28	2,650	2,675,660
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624		08/25/26	1,650	1,592,582
Series K068, Class AM	3.315		08/25/27	1,500	1,505,892
Series K069, Class AM	3.248	(cc)	09/25/27	300	299,603
Series K074, Class A2	3.600		01/25/28	3,600	3,704,195
Series K075, Class AM	3.650	(cc)	02/25/28	1,075	1,103,694
Series K078, Class AM	3.920	(cc)	06/25/28	1,025	1,074,896
Series K079, Class AM	3.930		06/25/28	1,350	1,418,627
Series K080, Class AM	3.986	(cc)	07/25/28	2,500	2,634,745
Series K081, Class AM	3.900	(cc)	08/25/28	1,100	1,150,053
Series K086, Class A2	3.859	(cc)	11/25/28	1,200	1,257,931
Series K086, Class AM	3.919	(cc)	11/25/28	350	366,937
Series K087, Class AM	3.832		12/25/28	450	468,203
Series K157, Class A2	3.990	(cc)	05/25/33	800	831,676
Series K70, Class A2	3.303	(cc)	11/25/27	2,125	2,141,834
Series K70, Class AM	3.364	(cc)	12/25/27	425	428,453
Series K76, Class A2	3.900		04/25/28	2,800	2,949,505
Series K76, Class AM	3.900		04/25/28	800	837,948
Series K77, Class A2	3.850	(cc)	05/25/28	1,670	1,750,287
Series K77, Class AM	3.850	(cc)	05/25/28	340	354,554
Series KC03, Class A2	3.499		01/25/26	1,350	1,371,286

See Notes to Financial Statements.

PGIM Core Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series W5FX, Class AFX	3.336	%(cc)	04/25/28	770	$773,431
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119		05/10/50	1,000	992,537
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244		10/10/48	4,400	4,374,496
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920		02/15/48	1,100	1,079,080
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414		03/15/50	1,400	1,398,239
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559		08/15/49	1,000	949,427
Series 2016-JP03, Class A4	2.627		08/15/49	700	665,178
Series 2017-JP05, Class A4	3.457		03/15/50	900	900,842
Series 2017-JP07, Class ASB	3.241		09/15/50	575	573,016
LCCM, Series 2017-LC26, Class A3, 144A	3.289		07/12/50	1,600	1,545,849
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790		02/15/48	850	846,210
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A3	2.791		11/15/49	900	862,612
Series 2016-UB11, Class A3	2.531		08/15/49	1,200	1,128,823
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264		08/15/50	800	802,030
Series 2017-C03, Class ASB	3.215		08/15/50	900	904,190
Series 2017-C05, Class A4	3.212		11/15/50	1,800	1,755,634
Series 2018-C09, Class A3	3.854		03/15/51	750	766,136
Series 2018-C14, Class A3	4.180		12/15/51	1,400	1,463,056
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244		04/10/46	101	101,498
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399		08/15/49	1,200	1,123,313
Series 2016-C35, Class A3	2.674		07/15/48	1,900	1,805,360
Series 2016-NXS06, Class A3	2.642		11/15/49	1,500	1,424,831
Series 2017-C38, Class A4	3.190		07/15/50	1,000	975,087
Series 2017-RB01, Class A4	3.374		03/15/50	1,400	1,387,445
Series 2018-C46, Class A3	3.888		08/15/51	2,000	2,048,058

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $87,698,264)					87,126,518

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 30.7%

Aerospace & Defense 0.5%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	221	$229,400
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696		09/16/23	155	163,525
General Dynamics Corp.,
Gtd. Notes	2.875		05/11/20	645	646,450
Gtd. Notes	3.000		05/11/21	770	774,636
Harris Corp., Sr. Unsec’d. Notes	3.832		04/27/25	30	29,879
United Technologies Corp., Sr. Unsec’d. Notes	4.125		11/16/28	450	462,860

					2,306,750

Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22	100	97,820
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.297		08/14/20	690	680,648
Gtd. Notes	3.222		08/15/24	890	851,219

					1,629,687

Airlines 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24	148	151,231
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375		11/01/28	87	83,018
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	7.750		06/17/21	115	118,697
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875		03/13/20	285	283,385
Sr. Unsec’d. Notes	3.400		04/19/21	665	660,504
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA	2.875		04/07/30	379	350,479

					1,647,314

Auto Manufacturers 1.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250		09/15/23	645	612,337
Gtd. Notes, 144A	3.100		04/12/21	80	79,776
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.207	(c)	04/12/21	60	59,680

See Notes to Financial Statements.

PGIM Core Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250%		03/02/20	295	$292,334
Gtd. Notes, 144A	3.100		05/04/20	295	294,681
Gtd. Notes, 144A	3.350		05/04/21	495	494,165
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750		01/15/43	100	75,899
Sr. Unsec’d. Notes(a)	5.291		12/08/46	285	228,371
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336		03/18/21	515	500,248
Sr. Unsec’d. Notes	3.815		11/02/27	250	210,415
General Motors Financial Co., Inc.,
Gtd. Notes	3.150		01/15/20	550	550,037
Gtd. Notes	3.450		04/10/22	180	175,993
Gtd. Notes	3.550		04/09/21	95	94,603
Gtd. Notes, 3 Month LIBOR + 0.850%	3.647	(c)	04/09/21	130	128,288
Gtd. Notes	3.850		01/05/28	705	629,097
Gtd. Notes	4.350		01/17/27	560	524,253
Gtd. Notes	5.250		03/01/26	375	373,585
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150		02/26/20	175	172,613

					5,496,375

Banks 8.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848		04/12/23	200	198,867
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28	1,595	1,562,805
Sr. Unsec’d. Notes, MTN(a)	3.499	(ff)	05/17/22	1,480	1,491,816
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28	870	867,199
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	200	207,713
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29	320	329,722
Sub. Notes, MTN	4.000		01/22/25	800	806,288
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN	3.100		04/13/21	235	235,942
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	3.257	(c)	04/13/21	200	200,298
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950		01/29/23	450	449,443
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684		01/10/23	480	469,585
Sr. Unsec’d. Notes	4.375		01/12/26	200	196,596
Sr. Unsec’d. Notes, MTN	4.972	(ff)	05/16/29	400	401,640

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375%		01/09/25	710	$683,827
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22	435	426,282
BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN(a)	3.250		01/11/28	625	592,965
Capital One NA, Sr. Unsec’d. Notes	2.250		09/13/21	1,080	1,047,075
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20	1,750	1,753,044
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200		10/21/26	290	279,016
Sr. Unsec’d. Notes	3.400		05/01/26	350	340,632
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28	180	173,711
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28	490	480,489
Sr. Unsec’d. Notes	3.887	(ff)	01/10/28	670	667,957
Sub. Notes	4.450		09/29/27	840	852,281
Sub. Notes	4.600		03/09/26	945	965,447
Sub. Notes	4.750		05/18/46	460	460,779
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869	(ff)	01/12/29	870	830,570
Sr. Unsec’d. Notes, 144A	4.282		01/09/28	350	344,866
Discover Bank, Sr. Unsec’d. Notes	4.200		08/08/23	250	253,642
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272	(ff)	09/29/25	1,160	1,126,318
Sr. Unsec’d. Notes	3.500		01/23/25	75	73,915
Sr. Unsec’d. Notes	3.850		01/26/27	475	468,688
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29	155	155,672
Sr. Unsec’d. Notes, GMTN	7.500		02/15/19	1,250	1,251,738
Sr. Unsec’d. Notes, MTN	4.000		03/03/24	1,365	1,392,395
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20	215	223,444
Sub. Notes	4.250		10/21/25	250	252,321
Sub. Notes	5.150		05/22/45	335	344,119
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.240	(c)	05/18/21	655	653,555
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.550		03/01/21	100	99,256
Sr. Unsec’d. Notes	2.950		10/01/26	410	391,665
Sr. Unsec’d. Notes	3.125		01/23/25	315	308,937
Sr. Unsec’d. Notes	3.200		01/25/23	100	100,679
Sr. Unsec’d. Notes	3.200		06/15/26	230	223,356
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29	210	203,924

See Notes to Financial Statements.

PGIM Core Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes(a)	3.625%		05/13/24	875	$886,673
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48	355	333,553
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29	835	842,893
Sub. Notes	3.875		09/10/24	375	380,277
Sub. Notes(a)	4.250		10/01/27	375	380,538
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21	2,000	1,998,734
KeyBank NA, Sr. Unsec’d. Notes	2.250		03/16/20	305	302,774
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300		05/07/21	1,000	1,003,477
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23	315	320,137
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29	760	749,293
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	470	472,490
Sr. Unsec’d. Notes, GMTN	4.000		07/23/25	455	466,037
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28	310	302,554
Sr. Unsec’d. Notes, Series F, MTN	3.875		04/29/24	365	372,091
Sub. Notes, GMTN	4.350		09/08/26	800	809,465
National City Corp., Sub. Notes	6.875		05/15/19	780	788,813
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	3.141	(c)	04/30/21	690	690,210
Sr. Unsec’d. Notes, GMTN	3.200		04/30/21	1,875	1,886,390
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875		09/12/23	220	216,104
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571		01/10/23	430	421,090
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375		01/24/24	630	632,021
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	3.123	(c)	01/17/20	535	535,857
Gtd. Notes	2.450		01/16/20	250	248,983
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442		10/19/21	235	229,966
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700		01/27/22	350	343,995
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875		09/07/21	465	449,276

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859	%(ff)	08/15/23	570	$554,589
Gtd. Notes, 144A	3.000		04/15/21	345	343,034

					41,801,793

Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700		02/01/36	180	172,972
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750		01/23/29	645	669,389
Constellation Brands, Inc., Gtd. Notes	4.650		11/15/28	450	465,362
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551		05/25/21	370	371,597

					1,679,320

Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes	3.250		08/15/22	125	124,476
Sr. Unsec’d. Notes	4.350		11/15/47	475	436,743
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500		09/01/23	220	213,373

					774,592

Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250		12/15/47	395	322,557
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700		03/01/48	750	667,102

					989,659

Chemicals 0.9%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500		07/19/22	1,375	1,351,016
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21	520	532,621
Sr. Unsec’d. Notes	4.250		11/15/20	350	356,720

See Notes to Financial Statements.

PGIM Core Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700%	01/15/20	172	$171,441
Sr. Unsec’d. Notes	4.650	10/15/44	260	243,211
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	252,577
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	334,940
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	35,997
Sr. Unsec’d. Notes	5.250	01/15/45	340	343,230
SASOL Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	206,298
Gtd. Notes	6.500	09/27/28	400	422,276

				4,250,327

Commercial Services 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	552,723
Gtd. Notes, 144A	3.300	10/15/22	750	739,929
Gtd. Notes, 144A	4.500	02/15/45	75	70,581
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	143,040
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	338,902
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	284,763

				2,129,938

Computers 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.450	02/09/45	85	77,445
Sr. Unsec’d. Notes	3.850	08/04/46	525	507,072
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	75	75,025

				659,542

Diversified Financial Services 0.8%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	1,400	1,411,971

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500%	05/12/20	700	$695,071
Sr. Unsec’d. Notes	3.450	04/30/21	370	371,807
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	158,235
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	630	629,652
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	495	489,815

				3,756,551

Electric 3.8%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	843,235
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	72,076
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	580,626
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	176,130
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	37,130
First Mortgage	3.750	08/15/47	775	712,595
First Mortgage	4.000	03/01/48	115	113,994
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	37,788
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	766,875
Consumers Energy Co., First Mortgage	3.250	08/15/46	155	135,562
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	59,305
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	51,326
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	372,607
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	324,419
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	135,195
Sr. Unsec’d. Notes	3.950	08/15/47	185	168,933
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	585,582

See Notes to Financial Statements.

PGIM Core Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Florida LLC, (cont’d.)
First Mortgage	3.400%	10/01/46	185	$164,163
Duke Energy Ohio, Inc., First Mortgage	4.300	02/01/49	205	209,381
Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	69,171
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	350	348,222
Gtd. Notes	3.550	06/15/26	75	71,492
Enel Finance International NV (Italy),
Gtd. Notes, 144A	3.625	05/25/27	230	206,712
Gtd. Notes, 144A	4.875	06/14/29	410	401,784
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	261,930
Sr. Unsec’d. Notes	5.125	09/15/20	250	254,402
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	173,045
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,004,839
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	324,475
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	375	380,013
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	350	325,795
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	420	444,083
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	233,026
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	217,411
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	876,130
Ohio Power Co., Sr. Unsec’d. Notes(a)	4.150	04/01/48	250	248,189
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	58,603
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(d)	4.000	12/01/46	405	304,681
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	120	127,225
PPL Capital Funding, Inc., Gtd. Notes	4.000	09/15/47	330	291,374

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
PPL Capital Funding, Inc., (cont’d.)
Gtd. Notes	5.000%	03/15/44	170	$176,297
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	235	235,664
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	340,713
First Mortgage, MTN	3.600	12/01/47	95	88,023
First Mortgage, MTN	3.700	05/01/28	590	598,780
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	401,254
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	133,653
Southern Power Co., Sr. Unsec’d. Notes, Series D	1.950	12/15/19	430	426,174
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	626,090
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	325,819
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	442,593
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	46,231
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.600	12/01/48	460	481,823
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	532,167
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	168,925
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	514,515
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	497,861

				18,206,106

Electronics 0.2%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	275	271,641
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	768,605

				1,040,246

See Notes to Financial Statements.

PGIM Core Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875%	04/30/28	200	$176,550
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	185,100

				361,650

Foods 0.7%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	330,644
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	113,185
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	101,863
Gtd. Notes	3.375	06/15/21	605	605,405
Gtd. Notes	4.375	06/01/46	35	30,153
Gtd. Notes	5.000	07/15/35	75	71,824
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	285,411
Sr. Unsec’d. Notes	3.875	10/15/46	65	52,489
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	483,873
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	390	390,651
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250	08/23/21	985	959,937

				3,425,435

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	222,542
International Paper Co., Sr. Unsec’d. Notes	4.400	08/15/47	180	161,863

				384,405

Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	282,569
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	527,059

				809,628

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	495	$494,590
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	328	345,417
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	99,442

				939,449

Healthcare-Services 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	99,011
Sr. Unsec’d. Notes	6.750	12/15/37	170	205,473
AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	222,478
Ascension Health, Unsec’d. Notes	4.847	11/15/53	500	566,822
Cigna Holding Co., Gtd. Notes	3.250	04/15/25	270	263,698
Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	612,827
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	265,332
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	76,507
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	39,558
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26	40	37,396
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	186,939
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	416,605
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	166,994
Stanford Health Care, Unsec’d. Notes	3.795	11/15/48	450	435,125
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	93,150

				3,687,915

See Notes to Financial Statements.

PGIM Core Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	35	$33,634

Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750		07/10/25	410	403,711
Sr. Unsec’d. Notes	4.500		07/16/44	410	386,446
Arch Capital Finance LLC, Gtd. Notes	5.031		12/15/46	95	100,866
Arch Capital Group US, Inc., Gtd. Notes	5.144		11/01/43	100	106,705
CNA Financial Corp., Sr. Unsec’d. Notes	3.950		05/15/24	1,170	1,165,809
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850		08/01/44	300	295,149
Gtd. Notes, 144A	6.500		05/01/42	150	179,356
Lincoln National Corp., Sr. Unsec’d. Notes	6.300		10/09/37	115	135,568
Markel Corp., Sr. Unsec’d. Notes	3.625		03/30/23	400	398,296
New York Life Global Funding, Sec’d. Notes, 144A	1.950		02/11/20	225	223,126
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40	120	148,408
Principal Financial Group, Inc.,
Gtd. Notes	3.100		11/15/26	105	100,206
Gtd. Notes	4.300		11/15/46	140	131,292
Gtd. Notes	4.350		05/15/43	85	80,560
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900		09/15/44	120	128,206

					3,983,704

Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000		03/01/19	250	249,988
Sr. Unsec’d. Notes, Series R	3.125		06/15/26	250	234,113
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.229	(c)	12/01/20	575	573,682

					1,057,783

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050%	03/01/20	270	$267,763
Sr. Unsec’d. Notes	2.875	03/01/25	115	112,020
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	67,449

				447,232

Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	80	76,122
Sr. Sec’d. Notes	6.384	10/23/35	80	85,424
Sr. Sec’d. Notes	6.484	10/23/45	95	102,249
Sr. Sec’d. Notes	6.834	10/23/55	250	269,559
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	805	833,531
Gtd. Notes	4.250	10/15/30	275	285,058
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	776,422
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	183,856
Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	225	210,725
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	140,570
Warner Media LLC,
Gtd. Notes	3.400	06/15/22	850	852,441
Gtd. Notes	3.600	07/15/25	50	49,271
Gtd. Notes	3.800	02/15/27	200	195,089

				4,060,317

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	213,535
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.250	11/08/42	50	49,740
Sr. Unsec’d. Notes	5.875	04/23/45	90	95,040
Sr. Unsec’d. Notes	6.750	04/16/40	100	114,634

				472,949

See Notes to Financial Statements.

PGIM Core Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.1%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	$169,800
Pentair Finance Sarl, Gtd. Notes	2.650	12/01/19	420	417,017

				586,817

Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	540	525,409
Sr. Unsec’d. Notes	2.750	01/06/23	185	181,637
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20	100	101,427

				808,473

Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	133,232

Oil & Gas 2.4%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31	100	122,203
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	259	265,436
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	393	389,176
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	881,143
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,280,092
Sr. Unsec’d. Notes	6.250	03/15/38	175	202,389
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	365,786
Sr. Unsec’d. Notes	6.750	11/15/39	350	369,615
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	124,090
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	55	55,706
Devon Energy Corp., Sr. Unsec’d. Notes	4.750	05/15/42	100	92,402

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	200	$230,119
Equinor ASA (Norway), Gtd. Notes	2.250	11/08/19	800	796,784
Helmerich & Payne, Inc., Gtd. Notes, 144A	4.650	03/15/25	190	195,683
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	150,597
Sr. Unsec’d. Notes	6.150	06/15/19	300	303,645
Sr. Unsec’d. Notes	6.800	09/15/37	200	233,557
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	200	199,000
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	310,949
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A	3.800	04/01/28	380	364,429
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	417,086
Sr. Unsec’d. Notes	5.050	11/15/44	435	402,532
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	1,000	987,400
Gtd. Notes	5.500	01/21/21	480	481,406
Gtd. Notes	6.350	02/12/48	154	129,345
Gtd. Notes	6.500	06/02/41	90	78,300
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,137,307
Gtd. Notes, MTN	6.875	08/04/26	390	386,704
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	198,155
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	209,686

				11,360,722

Oil & Gas Services 0.3%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	506	503,517
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	500	507,434
Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	200	200,823

				1,211,774

See Notes to Financial Statements.

PGIM Core Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.4%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	700	$711,944
WestRock RKT Co., Gtd. Notes	4.000		03/01/23	540	542,090
WRKCo, Inc., Gtd. Notes, 144A	4.650		03/15/26	560	576,709

					1,830,743

Pharmaceuticals 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600		05/14/25	105	103,533
Sr. Unsec’d. Notes	4.500		05/14/35	550	519,404
Allergan Funding SCS, Gtd. Notes	4.550		03/15/35	360	346,250
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250		03/01/25	55	52,803
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.452	(c)	06/25/21	335	331,474
Gtd. Notes, 144A	3.500		06/25/21	200	199,450
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000		10/08/21	150	147,742
Cigna Corp., Gtd. Notes, 144A	4.375		10/15/28	1,950	2,002,312
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300		03/25/28	1,750	1,774,331
Sr. Unsec’d. Notes	4.780		03/25/38	90	90,087
Sr. Unsec’d. Notes	5.050		03/25/48	315	323,362
Sr. Unsec’d. Notes	5.125		07/20/45	465	480,474
Sr. Unsec’d. Notes	5.300		12/05/43	150	156,253
Express Scripts Holding Co.,
Gtd. Notes	3.400		03/01/27	325	312,945
Gtd. Notes	4.500		02/25/26	700	722,969
Mylan, Inc., Gtd. Notes	5.200		04/15/48	195	168,983
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875		09/23/23	225	216,271
Gtd. Notes	3.200		09/23/26	1,220	1,135,998

					9,084,641

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	$547,394
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750	09/30/21	50	50,250
Gtd. Notes, 144A	5.350	03/15/20	150	152,250
Energy Transfer Operating LP, Gtd. Notes	4.950	06/15/28	430	435,474
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	616,616
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	242,649
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	129,047
Sr. Unsec’d. Notes	4.500	04/15/38	270	247,847
Sr. Unsec’d. Notes	4.875	06/01/25	200	208,207
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,896
Sr. Unsec’d. Notes	5.500	02/15/49	210	215,941
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	317,873
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	85	80,516
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.646	02/15/20	225	223,731
Sr. Unsec’d. Notes	3.550	10/01/26	310	294,664
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.700	06/15/44	170	150,807
Sr. Unsec’d. Notes	5.150	06/01/42	105	96,037
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	140	133,571
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	285,906
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	500	477,502
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	285,238
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	349,689
Sr. Unsec’d. Notes	4.300	03/04/24	325	333,007
Sr. Unsec’d. Notes	4.850	03/01/48	55	53,249
Sr. Unsec’d. Notes	5.400	03/04/44	400	409,833

				6,342,194

See Notes to Financial Statements.

PGIM Core Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.2%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%		06/15/21	200	$205,246
Welltower, Inc., Sr. Unsec’d. Notes	6.125		04/15/20	430	443,016
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625		09/15/23	425	441,495

					1,089,757

Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550		07/26/27	940	894,542
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.473	(c)	04/17/20	335	333,645

					1,228,187

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875		01/15/27	480	441,045

Software 0.6%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700		03/01/21	200	202,568
Fiserv, Inc., Sr. Unsec’d. Notes	3.850		06/01/25	500	495,967
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950		08/08/56	405	406,417
Sr. Unsec’d. Notes	4.450		11/03/45	191	212,274
Sr. Unsec’d. Notes	4.500		02/06/57	840	935,580
Oracle Corp.,
Sr. Unsec’d. Notes	3.800		11/15/37	415	399,680
Sr. Unsec’d. Notes	4.000		07/15/46	350	336,105

					2,988,591

Telecommunications 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400		05/15/25	355	347,271
Sr. Unsec’d. Notes	4.500		05/15/35	60	56,674
Sr. Unsec’d. Notes	5.250		03/01/37	445	453,034
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500		08/10/33	290	294,823

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.600%	04/01/21	100	$103,452
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,047,733

				2,302,987

Textiles 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	380,302

Transportation 0.2%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250	05/15/19	250	253,032
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	386,923
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	109,458

				749,413

Trucking & Leasing 0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050	01/09/20	300	299,415

Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	22,892
Sr. Unsec’d. Notes	4.000	12/01/46	145	139,223

				162,115

TOTAL CORPORATE BONDS (cost $149,707,593)				147,032,709

MUNICIPAL BONDS 0.7%

Alabama 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, Series B	4.263	09/15/32	40	41,042

California 0.1%
California Educational Facilities Authority, Revenue Bonds, Series U-07	5.000	06/01/46	130	168,746

See Notes to Financial Statements.

PGIM Core Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
Los Angeles Department of Airports, BABs, Revenue Bonds	6.582%	05/15/39	300	$375,897
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	29,860
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	30,445

				604,948

Illinois 0.2%
State of Illinois,
GO Unlimited, Series A	5.000	10/01/22	110	116,819
GO Unlimited, Series D	5.000	11/01/22	895	951,662

				1,068,481

New Jersey 0.1%
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series A	7.102	01/01/41	250	350,498

Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds,	6.105	12/01/39	70	87,341
BABs, Revenue Bonds, Series B	5.511	12/01/45	150	179,409

				266,750

Texas 0.2%
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Rfdg.	3.376	07/01/47	555	510,561
University of Texas System (The), Revenue Bonds, Series F, Rfdg.	5.000	08/15/47	305	395,854

				906,415

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	126,994

TOTAL MUNICIPAL BONDS (cost $3,439,408)				3,365,128

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.2%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	6	6,044

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Investment Trust, Series 2004-04, Class 5A, 6 Month LIBOR + 2.000%	4.873	%(c)	02/25/45	3	$2,436
Banc of America Funding Trust, Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	136	134,380
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250		04/26/37	270	222,729
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210	(c)	10/25/27	168	169,047
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110	(c)	04/25/28	400	399,999
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.460	(c)	08/25/28	300	299,802
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520	(c)	12/25/57	540	543,056
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520	(c)	01/25/57	770	781,780
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	400	389,719
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	865	851,953
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500		04/25/33	4	4,176
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	4.660	(c)	09/25/28	3	3,087
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.960	(c)	01/25/29	41	41,061
Fannie Mae REMICS, Series 2011-141, Class MZ	4.500		01/25/42	660	704,298
Freddie Mac REMICS, Series 4777, Class CB	3.500		10/15/45	1,666	1,688,085
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%	3.810	(c)	03/25/29	234	234,847
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.810	(c)	04/25/29	260	261,248
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%	3.710	(c)	07/25/29	469	471,333
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%	3.260	(c)	03/25/30	1,368	1,367,195
Freddie Mac Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000		10/25/43	113	130,321

See Notes to Financial Statements.

PGIM Core Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Pass-Through Certificates, (cont’d.)
Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.546	%(c)	12/25/36	46	$45,528
Gosforth Funding PLC, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	3.139	(c)	08/25/60	778	774,703
GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	4.527	(cc)	09/25/35	49	49,958
Holmes Master Issuer PLC, Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	3.147	(c)	10/15/54	700	698,030
Lanark Master Issuer PLC, Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	3.097	(c)	12/22/69	492	490,256
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.520	(c)	05/01/22	296	295,219
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.270	(c)	09/01/22	79	78,857
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170	(c)	11/01/22	277	277,208
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020	(c)	04/01/23	779	778,120
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 1 Month LIBOR + 0.210%	2.720	(c)	02/25/36	103	97,995
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	284	285,221
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.260	(c)	01/25/48	267	265,964
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	3.160	(c)	06/25/57	719	713,892
Radnor RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.910	(c)	03/25/28	440	439,114
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760%	3.263	(c)	10/20/27	44	42,252
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.260	(c)	09/25/48	490	489,478
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250%	2.753	(c)	07/19/35	42	41,071

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg. 1 Year CMT + 1.400%	3.652	%(c)	06/25/42	74	$71,104
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg. 1 Year CMT + 1.400%	3.652	(c)	08/25/42	5	5,131
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290%	2.800	(c)	10/25/45	569	562,833

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $15,201,410)					15,208,530

SOVEREIGN BONDS 1.9%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125		10/11/27	840	820,344
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375		07/12/21	200	204,700
Sr. Unsec’d. Notes	7.375		09/18/37	175	222,688
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875		02/01/28	290	274,775
Sr. Unsec’d. Notes, EMTN	2.750		04/01/20	400	395,550
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875		09/16/19	200	198,926
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450		02/11/24	200	204,715
Sr. Unsec’d. Notes, MTN	3.750		04/25/22	200	200,911
Sr. Unsec’d. Notes, MTN	4.750		01/08/26	200	207,378
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125		11/16/20	400	395,712
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125		10/25/23	200	192,383
Sr. Unsec’d. Notes, 144A, MTN	2.625		04/20/22	400	395,991
Sr. Unsec’d. Notes, EMTN	2.125		04/13/21	200	196,656
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125		03/09/21	260	275,214
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750		03/16/25	200	202,900
Sr. Unsec’d. Notes	4.500		04/16/50	200	200,702
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300		03/15/28	335	339,897
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125		06/22/26	100	94,341
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140		02/27/26	100	122,656

See Notes to Financial Statements.

PGIM Core Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875%	04/23/23	335	$341,281
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	396,929
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	99,508
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50	560	574,112
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	422,820
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	447,754
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	323,520
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	392,736
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	201,955
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	256,405
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	215	215,538
Sr. Unsec’d. Notes	5.100	06/18/50	150	154,125

TOTAL SOVEREIGN BONDS (cost $8,987,311)				8,973,122

U.S. GOVERNMENT AGENCY OBLIGATIONS 22.8%
Federal Farm Credit Banks	3.220	03/26/31	540	539,643
Federal Home Loan Mortgage Corp.	2.000	01/01/32	889	854,338
Federal Home Loan Mortgage Corp.	2.500	01/01/29	655	647,957
Federal Home Loan Mortgage Corp.	2.500	07/01/31	833	819,385
Federal Home Loan Mortgage Corp.	2.500	01/01/32	413	405,856
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,833	1,836,126
Federal Home Loan Mortgage Corp.	3.000	01/01/37	461	460,106
Federal Home Loan Mortgage Corp.	3.000	12/01/37	232	230,582
Federal Home Loan Mortgage Corp.	3.000	07/01/43	674	665,734
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,314	1,291,907
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,415	1,391,271
Federal Home Loan Mortgage Corp.	3.500	11/01/37	482	489,478
Federal Home Loan Mortgage Corp.	3.500	06/01/42	617	624,964
Federal Home Loan Mortgage Corp.	3.500	09/01/42	777	787,284
Federal Home Loan Mortgage Corp.	3.500	10/01/42	864	875,722
Federal Home Loan Mortgage Corp.	3.500	06/01/43	428	433,630
Federal Home Loan Mortgage Corp.	3.500	05/01/45	646	652,486
Federal Home Loan Mortgage Corp.	3.500	01/01/47	464	467,996
Federal Home Loan Mortgage Corp.	3.500	05/01/47	741	746,570
Federal Home Loan Mortgage Corp.	3.500	11/01/47	973	978,760
Federal Home Loan Mortgage Corp.	3.500	01/01/48	471	473,378

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	221	$228,427
Federal Home Loan Mortgage Corp.	4.000		01/01/41	491	507,471
Federal Home Loan Mortgage Corp.	4.000		04/01/42	600	619,787
Federal Home Loan Mortgage Corp.	4.000		10/01/45	346	355,901
Federal Home Loan Mortgage Corp.	4.000		05/01/46	408	419,485
Federal Home Loan Mortgage Corp.	4.000		08/01/46	415	426,619
Federal Home Loan Mortgage Corp.	4.000		11/01/47	515	529,020
Federal Home Loan Mortgage Corp.	4.000		04/01/48	986	1,011,302
Federal Home Loan Mortgage Corp.	4.000		05/01/48	991	1,016,338
Federal Home Loan Mortgage Corp.	4.000		07/01/48	1,432	1,469,014
Federal Home Loan Mortgage Corp.	4.000		10/01/48	986	1,009,817
Federal Home Loan Mortgage Corp.	4.000		11/01/48	494	505,789
Federal Home Loan Mortgage Corp.	4.500		06/01/42	207	217,725
Federal Home Loan Mortgage Corp.	4.500		09/01/44	266	277,556
Federal Home Loan Mortgage Corp.	4.500		04/01/47	611	637,035
Federal Home Loan Mortgage Corp.	4.500		07/01/47	452	471,025
Federal Home Loan Mortgage Corp.	4.500		07/01/47	927	966,179
Federal Home Loan Mortgage Corp.	4.500		02/01/48	499	519,463
Federal Home Loan Mortgage Corp.	5.000		08/01/40	386	410,599
Federal Home Loan Mortgage Corp.	5.000		12/01/47	747	785,642
Federal Home Loan Mortgage Corp.	5.000		02/01/48	952	1,000,744
Federal National Mortgage Assoc.	2.375		01/19/23	680	676,658
Federal National Mortgage Assoc.	2.500		05/01/30	575	567,013
Federal National Mortgage Assoc.	2.500		11/01/31	414	407,296
Federal National Mortgage Assoc.	2.500		02/01/43	153	147,098
Federal National Mortgage Assoc.	2.500		09/01/46	446	425,531
Federal National Mortgage Assoc.	2.500		10/01/46	332	317,500
Federal National Mortgage Assoc.	2.500		10/01/46	433	413,564
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 2.000%	2.875	(c)	08/01/24	8	8,392
Federal National Mortgage Assoc.	3.000		06/01/30	361	361,637
Federal National Mortgage Assoc.	3.000		05/01/31	172	172,501
Federal National Mortgage Assoc.	3.000		12/01/31	455	455,521
Federal National Mortgage Assoc.	3.000		05/01/32	449	449,621
Federal National Mortgage Assoc.	3.000		09/01/32	222	222,480
Federal National Mortgage Assoc.	3.000		11/01/36	397	395,732
Federal National Mortgage Assoc.	3.000		10/01/42	376	371,450
Federal National Mortgage Assoc.	3.000		10/01/42	634	626,296
Federal National Mortgage Assoc.	3.000		02/01/43	381	376,844
Federal National Mortgage Assoc.	3.000		04/01/43	652	643,557
Federal National Mortgage Assoc.	3.000		06/01/43	852	841,694
Federal National Mortgage Assoc.	3.000		01/01/47	3,374	3,316,205
Federal National Mortgage Assoc.	3.500		12/01/29	235	239,986
Federal National Mortgage Assoc.	3.500		12/01/30	217	221,249
Federal National Mortgage Assoc.	3.500		08/01/31	708	722,479

See Notes to Financial Statements.

PGIM Core Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	02/01/33	486	$495,282
Federal National Mortgage Assoc.	3.500	05/01/33	273	278,272
Federal National Mortgage Assoc.	3.500	10/01/41	263	265,704
Federal National Mortgage Assoc.	3.500	04/01/42	548	554,289
Federal National Mortgage Assoc.	3.500	05/01/42	546	552,449
Federal National Mortgage Assoc.	3.500	06/01/42	1,211	1,224,773
Federal National Mortgage Assoc.	3.500	10/01/42	632	639,121
Federal National Mortgage Assoc.	3.500	10/01/42	867	876,838
Federal National Mortgage Assoc.	3.500	06/01/43	406	410,871
Federal National Mortgage Assoc.	3.500	06/01/45	619	624,835
Federal National Mortgage Assoc.	3.500	06/01/45	1,252	1,263,520
Federal National Mortgage Assoc.	3.500	09/01/45	816	824,273
Federal National Mortgage Assoc.	3.500	10/01/45	1,079	1,089,214
Federal National Mortgage Assoc.	3.500	01/01/46	372	374,983
Federal National Mortgage Assoc.	3.500	01/01/46	838	845,205
Federal National Mortgage Assoc.	3.500	11/01/47	4,317	4,339,992
Federal National Mortgage Assoc.	4.000	09/01/40	415	428,376
Federal National Mortgage Assoc.	4.000	02/01/41	706	728,991
Federal National Mortgage Assoc.	4.000	12/01/41	603	622,539
Federal National Mortgage Assoc.	4.000	09/01/44	411	422,605
Federal National Mortgage Assoc.	4.000	10/01/44	1,007	1,034,535
Federal National Mortgage Assoc.	4.000	12/01/45	350	359,222
Federal National Mortgage Assoc.	4.000	08/01/46	742	761,741
Federal National Mortgage Assoc.	4.000	02/01/47	2,998	3,077,872
Federal National Mortgage Assoc.	4.000	10/01/47	483	495,975
Federal National Mortgage Assoc.	4.000	11/01/47	980	1,005,418
Federal National Mortgage Assoc.	4.000	12/01/47	979	1,004,061
Federal National Mortgage Assoc.	4.000	02/01/48	965	989,955
Federal National Mortgage Assoc.	4.000	04/01/48	1,946	1,995,136
Federal National Mortgage Assoc.	4.000	06/01/48	489	501,597
Federal National Mortgage Assoc.	4.000	10/01/48	768	792,984
Federal National Mortgage Assoc.	4.500	08/01/40	191	201,233
Federal National Mortgage Assoc.	4.500	04/01/41	214	224,895
Federal National Mortgage Assoc.	4.500	08/01/41	292	307,072
Federal National Mortgage Assoc.	4.500	08/01/41	661	693,331
Federal National Mortgage Assoc.	4.500	08/01/44	578	604,095
Federal National Mortgage Assoc.	4.500	01/01/45	368	384,948
Federal National Mortgage Assoc.	4.500	06/01/48	1,324	1,376,398
Federal National Mortgage Assoc.	5.000	09/01/30	39	41,214
Federal National Mortgage Assoc.	5.000	03/01/42	654	697,599
Federal National Mortgage Assoc.	5.000	10/01/47	1,024	1,078,096
Federal National Mortgage Assoc.	5.000	01/01/48	161	170,039
Federal National Mortgage Assoc.	5.500	TBA	750	796,289
Federal National Mortgage Assoc.	5.500	01/01/40	267	286,445

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	5.658	%(c)	12/01/30	1	$862
Federal National Mortgage Assoc.	6.000		10/01/36	143	156,362
Federal National Mortgage Assoc.	6.000		07/01/41	148	161,941
Federal National Mortgage Assoc.(k)	6.625		11/15/30	485	651,549
Federal National Mortgage Assoc.(k)	7.125		01/15/30	80	109,667
Government National Mortgage Assoc.	2.500		12/20/46	291	281,621
Government National Mortgage Assoc.	3.000		03/20/43	747	747,383
Government National Mortgage Assoc.	3.000		08/20/43	144	143,792
Government National Mortgage Assoc.	3.000		09/20/43	272	272,468
Government National Mortgage Assoc.	3.000		01/20/44	256	256,439
Government National Mortgage Assoc.	3.000		05/20/45	388	386,843
Government National Mortgage Assoc.	3.000		08/15/45	425	422,122
Government National Mortgage Assoc.	3.000		07/20/46	1,682	1,671,986
Government National Mortgage Assoc.	3.000		08/20/46	218	217,032
Government National Mortgage Assoc.	3.000		10/20/46	401	398,507
Government National Mortgage Assoc.	3.000		03/20/47	1,779	1,768,258
Government National Mortgage Assoc.	3.500		01/15/42	180	182,701
Government National Mortgage Assoc.	3.500		12/20/42	519	528,354
Government National Mortgage Assoc.	3.500		01/20/43	761	774,490
Government National Mortgage Assoc.	3.500		02/20/43	341	348,512
Government National Mortgage Assoc.	3.500		08/20/43	412	418,908
Government National Mortgage Assoc.	3.500		03/20/45	251	254,583
Government National Mortgage Assoc.	3.500		04/20/45	1,486	1,506,683
Government National Mortgage Assoc.	3.500		04/20/46	2,798	2,836,725
Government National Mortgage Assoc.	3.500		07/20/46	1,837	1,862,298
Government National Mortgage Assoc.	3.500		12/20/46	2,177	2,206,346
Government National Mortgage Assoc.	3.500		01/20/48	513	519,635
Government National Mortgage Assoc.	4.000		12/20/40	450	467,281
Government National Mortgage Assoc.	4.000		06/20/41	177	183,525
Government National Mortgage Assoc.	4.000		11/15/41	242	250,293
Government National Mortgage Assoc.	4.000		12/20/42	364	377,727
Government National Mortgage Assoc.	4.000		04/20/43	278	288,495
Government National Mortgage Assoc.	4.000		10/20/43	289	299,088
Government National Mortgage Assoc.	4.000		09/20/44	348	360,603
Government National Mortgage Assoc.	4.000		08/20/45	354	366,037
Government National Mortgage Assoc.	4.000		10/20/45	338	349,448
Government National Mortgage Assoc.	4.000		03/20/46	649	670,801
Government National Mortgage Assoc.	4.000		11/20/46	522	541,149
Government National Mortgage Assoc.	4.000		03/20/47	593	611,487
Government National Mortgage Assoc.	4.000		05/20/47	482	495,911
Government National Mortgage Assoc.	4.500		10/20/43	143	150,465
Government National Mortgage Assoc.	4.500		01/20/44	173	182,127
Government National Mortgage Assoc.	4.500		04/20/44	612	644,278
Government National Mortgage Assoc.	4.500		03/20/45	159	166,875

See Notes to Financial Statements.

PGIM Core Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%		07/20/46	371	$390,485
Government National Mortgage Assoc.	4.500		08/20/46	317	331,632
Government National Mortgage Assoc.	4.500		11/20/46	309	325,951
Government National Mortgage Assoc.	4.500		01/20/48	459	476,837
Government National Mortgage Assoc.	4.500		02/20/48	3,108	3,235,913
Government National Mortgage Assoc.	4.500		03/20/48	325	337,656
Government National Mortgage Assoc.	4.500		07/20/48	153	158,441
Government National Mortgage Assoc.	5.000		10/20/37	11	11,562
Government National Mortgage Assoc.	5.000		09/20/40	164	174,998
Government National Mortgage Assoc.	5.000		04/20/45	85	90,403
Government National Mortgage Assoc.	5.000		08/20/45	350	370,991
Government National Mortgage Assoc.	6.000		12/15/39	211	233,183

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $109,400,679)					108,810,406

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds	3.000		08/15/48	804	801,959
U.S. Treasury Notes(k)	2.500		12/31/20	340	340,186
U.S. Treasury Notes(k)	3.125		11/15/28	1,050	1,094,051
U.S. Treasury Strips Coupon(k)	2.570	(s)	02/15/31	2,110	1,506,056

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,780,672)					3,742,252

OPTIONS PURCHASED*~ 0.0%
(cost $13,144)					160,422

TOTAL LONG-TERM INVESTMENTS (cost $481,110,058)					476,857,101

				Shares

SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUNDS 1.3%
PGIM Core Ultra Short Bond Fund(w)				2,454,245	2,454,245
PGIM Institutional Money Market Fund (cost $3,894,216; includes $3,885,117 of cash collateral for securities on loan)(b)(w)				3,894,182	3,894,961

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,348,461)					6,349,206

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC 144A (cost $1,034,077)	3.201%(n)	04/09/19	1,040	$1,033,712

TOTAL SHORT-TERM INVESTMENTS (cost $7,382,538)				7,382,918

TOTAL INVESTMENTS 101.2% (cost $488,492,596)				484,240,019
Liabilities in excess of other assets(z) (1.2)%				(5,820,251)

NET ASSETS 100.0%				$478,419,768

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.

A —Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GO—General Obligation

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REIT(s)—Real Estate Investment Trust(s)

REMICS—Real Estate Mortgage Investment Conduit Security

Rfdg—Refunding

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $394,578 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,808,342; cash collateral of $3,885,117 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

PGIM Core Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of January 31, 2019.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	4.000%	TBA	02/13/19	(2,500)	$(2,560,498)
Federal National Mortgage Assoc.	3.500%	TBA	02/13/19	(3,000)	(3,014,824)
Federal National Mortgage Assoc.	4.000%	TBA	02/13/19	(1,500)	(1,535,391)
Government National Mortgage Assoc.	4.000%	TBA	02/21/19	(1,000)	(1,028,867)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $8,092,949)					$(8,139,580)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	200	$873
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	300	1,394
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,177	9,841
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,144	9,574
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,860	23,013
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,678	50,333
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	5,760	52,877

See Notes to Financial Statements.

52

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,144	$11,275
5 Year U.S. Treasury Notes	Put	JPMorgan Securities LLC	02/22/19	$114.00	—	530	1,242

Total Options Purchased (cost $13,144)							$160,422

Futures contracts outstanding at January 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
299	2 Year U.S. Treasury Notes	Mar. 2019	$63,486,110	$208,168
718	5 Year U.S. Treasury Notes	Mar. 2019	82,469,031	1,367,070
99	10 Year U.S. Ultra Treasury Notes	Mar. 2019	12,938,062	27,266
237	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	38,186,625	1,702,234

				3,304,738

	Short Positions:
292	10 Year U.S. Treasury Notes	Mar. 2019	35,760,875	(358,734)
78	20 Year U.S. Treasury Bonds	Mar. 2019	11,441,625	(491,461)

				(850,195)

				$2,454,543

Credit default swap agreements outstanding at January 31, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$28,602	$(26,031)	$54,633	Morgan Stanley & Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value

See Notes to Financial Statements.

PGIM Core Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at January 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
17,500	02/14/19	—(3)	—(3)	$6,654	$—	$6,654	JPMorgan Securities LLC
2,300	02/14/19	—(4)	—(4)	851	—	851	Citigroup Global Markets, Inc.

				$7,505	$—	$7,505

See Notes to Financial Statements.

54

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 year CMT minus 1.351% upon termination.
(4)	The Fund pays or receives payments based on CMM102 minus 7 year CMT minus 1.402% upon termination.

Inflation swap agreements outstanding at January 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
3,480	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(3,340)	$(3,340)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(6,038)	$123,205	$129,243
3,010	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,835)	22,977	24,812
8,085	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,248	54,139	51,891
13,855	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	10,045	78,272	68,227
7,205	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	2,025	32,845	30,820
3,600	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	39	13,196	13,157
2,770	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	8,331	8,336
7,395	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(32,030)	(32,030)
1,195	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(276)	(2,063)	(1,787)
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(3,807)	(3,807)
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	18,844	15,731
2,571	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,558)	35,080	37,638
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,091)	39,461	56,552
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	18,946	21,956
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	16,459	16,459
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,514	140,170	110,656
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,173	49,288	38,115
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	65,918	47,436
3,095	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(42,821)	(42,821)
3,923	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(104,353)	(101,804)
1,310	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(44,330)	(44,330)
3,090	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,438	(101,604)	(104,042)
5,651	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	219	(187,317)	(187,536)
1,765	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	—	41,618	41,618
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	52,152	32,421
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	11,327	10,832
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	9,301	9,301
920	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(543)	14,483	15,026
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	6,331	6,331

See Notes to Financial Statements.

PGIM Core Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Interest rate swap agreements outstanding at January 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
9,797	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	$(178,462)	$(206,008)	$(27,546)
2,296	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,355)	(36,479)	(26,124)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	3,912	3,912

				$(123,200)	$95,443	$218,643

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays for the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$7,505	$—
OTC Swap Agreement	$—	$(26,031)	$54,633	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,446,000	$2,099,352

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$22,596,637	$—
Collateralized Loan Obligations	—	47,078,702	—
Consumer Loans	—	3,659,317	—
Credit Cards	—	5,604,411	—

See Notes to Financial Statements.

56

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Equipment	$—	$2,765,798	$—
Home Equity Loans	—	2,027,162	—
Residential Mortgage-Backed Securities	—	7,939,696	387,073
Student Loans	—	10,379,218	—
Commercial Mortgage-Backed Securities	—	87,126,518	—
Corporate Bonds	—	147,032,709	—
Municipal Bonds	—	3,365,128	—
Residential Mortgage-Backed Securities	—	15,208,530	—
Sovereign Bonds	—	8,973,122	—
U.S. Government Agency Obligations	—	108,810,406	—
U.S. Treasury Obligations	—	3,742,252	—
Options Purchased	—	160,422	—
Affiliated Mutual Funds	6,349,206	—	—
Commercial Paper	—	1,033,712	—
Other Financial Instruments*
Forward Commitment Contracts	—	(8,139,580)	—
Futures Contracts	2,454,543	—	—
OTC Credit Default Swap Agreement	—	28,602	—
OTC Forward Rate Agreements	—	—	7,505
Centrally Cleared Inflation Swap Agreement	—	(3,340)	—
Centrally Cleared Interest Rate Swap Agreements	—	218,643	—

Total	$8,803,749	$469,608,065	$394,578

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

U.S. Government Agency Obligations	22.8%
Commercial Mortgage-Backed Securities	18.2
Collateralized Loan Obligations	9.8
Banks	8.7
Residential Mortgage-Backed Securities	4.9
Automobiles	4.7
Electric	3.8
Oil & Gas	2.4
Student Loans	2.2
Pharmaceuticals	1.9
Sovereign Bonds	1.9

Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	1.3%
Pipelines	1.3
Credit Cards	1.2
Auto Manufacturers	1.1
Chemicals	0.9
Media	0.8
Insurance	0.8
Diversified Financial Services	0.8
U.S. Treasury Obligations	0.8
Healthcare-Services	0.8

See Notes to Financial Statements.

PGIM Core Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Industry Classification (continued):

Consumer Loans	0.8%
Foods	0.7
Municipal Bonds	0.7
Software	0.6
Equipment	0.6
Aerospace & Defense	0.5
Telecommunications	0.5
Commercial Services	0.4
Home Equity Loans	0.4
Packaging & Containers	0.4
Beverages	0.4
Airlines	0.3
Agriculture	0.3
Retail	0.3
Oil & Gas Services	0.3
Real Estate Investment Trusts (REITs)	0.2
Lodging	0.2
Electronics	0.2
Commercial Paper	0.2
Building Materials	0.2
Healthcare-Products	0.2
Gas	0.2
Multi-National	0.2
Biotechnology	0.2%
Transportation	0.2
Computers	0.1
Miscellaneous Manufacturing	0.1
Mining	0.1
Machinery-Diversified	0.1
Semiconductors	0.1
Forest Products & Paper	0.1
Textiles	0.1
Engineering & Construction	0.1
Trucking & Leasing	0.1
Water	0.0	*
Options Purchased	0.0	*
Office/Business Equipment	0.0	*
Housewares	0.0	*

	101.2
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Premiums received for OTC swap agreements	$26,031
Credit contracts	Unrealized appreciation on OTC swap agreements	54,633	—	—
Interest rate contracts	Due from/to broker—variation margin futures	3,304,738*	Due from/to broker-variation margin futures	850,195	*

See Notes to Financial Statements.

58

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$790,470	*	Due from/to broker-variation margin swaps	$575,167	*
Interest rate contracts	Unaffiliated investments	160,422		—	—
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	7,505		—	—

		$4,317,768			$1,451,393

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$14,515
Interest rate contracts	(80,428)	(139,958)	(20,580)	9,615

Total	$(80,428)	$(139,958)	$(20,580)	$24,130

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$6,362
Interest rate contracts	158,608	1,913,189	9,626	(1,523,198)

Total	$158,608	$1,913,189	$9,626	$(1,516,836)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Core Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

For the six months ended January 31, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$36,660	$166,087,190	$44,745,164

Forward Rate Agreements(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$17,700,000	$1,460,000	$466,317,667

	Credit Default Swap Agreements— Sell Protection(2)
	$2,000,000

(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$3,808,342	$(3,808,342)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$126,223	$—	$126,223	$—	$126,223
Barclays Bank PLC	32,084	—	32,084	—	32,084
Citigroup Global
Markets, Inc.	851	—	851	—	851

See Notes to Financial Statements.

60

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Securities LLC	$7,896	$—	$7,896	$—	$7,896
Morgan Stanley & Co. International PLC	55,506	(26,031)	29,475	—	29,475

	$222,560	$(26,031)	$196,529	$—	$196,529

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Core Bond Fund	61

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value, including securities on loan of $3,808,342:
Unaffiliated investments (cost $482,144,135)	$477,890,813
Affiliated investments (cost $6,348,461)	6,349,206
Receivable for investments sold	10,546,234
Receivable for Fund shares sold	3,525,901
Dividends and interest receivable	2,422,144
Deposit with broker for centrally cleared/exchange-traded derivatives	1,446,000
Due from broker—variation margin futures	428,148
Unrealized appreciation on OTC swap agreements	54,633
Unrealized appreciation on OTC forward rate agreements	7,505
Prepaid expenses	2,373

Total Assets	502,672,957

Liabilities
Payable for investments purchased	10,057,775
Forward commitment contracts, at value (proceeds received $8,092,949)	8,139,580
Payable to broker for collateral for securities on loan	3,885,117
Payable for Fund shares reacquired	1,534,616
Due to broker—variation margin swaps	261,061
Management fee payable	113,601
Payable to custodian	108,927
Accrued expenses and other liabilities	108,666
Premiums received for OTC swap agreements	26,031
Distribution fee payable	15,242
Dividends payable	1,567
Affiliated transfer agent fee payable	1,006

Total Liabilities	24,253,189

Net Assets	$478,419,768

Net assets were comprised of:
Shares of beneficial interest, at par	$49,260
Paid-in capital in excess of par	491,771,994
Total distributable earnings (loss)	(13,401,486)

Net assets, January 31, 2019	$478,419,768

See Notes to Financial Statements.

62

Class A
Net asset value and redemption price per share, ($58,174,975 ÷ 5,991,493 shares of beneficial interest issued and outstanding)	$9.71
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.17

Class C
Net asset value, offering price and redemption price per share,
($3,782,188 ÷ 389,315 shares of beneficial interest issued and outstanding)	$9.71

Class R
Net asset value, offering price and redemption price per share,
($15,380 ÷ 1,584 shares of beneficial interest issued and outstanding)	$9.71

Class Z
Net asset value, offering price and redemption price per share,
($117,493,713 ÷ 12,098,776 shares of beneficial interest issued and outstanding)	$9.71

Class R6
Net asset value, offering price and redemption price per share,
($298,953,512 ÷ 30,778,854 shares of beneficial interest issued and outstanding)	$9.71

See Notes to Financial Statements.

PGIM Core Bond Fund	63

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Interest income	$7,609,749
Affiliated dividend income	77,760
Income from securities lending, net (including affiliated income of $1,886)	1,886

Total income	7,689,395

Expenses
Management fee	802,520
Distribution fee(a)	85,572
Custodian and accounting fees	81,953
Transfer agent’s fees and expenses (including affiliated expense of $2,480)(a)	71,062
Registration fees(a)	48,302
Shareholders’ reports	35,653
Audit fee	31,891
Legal fees and expenses	10,494
Trustees’ fees	9,755
Miscellaneous	8,501

Total expenses	1,185,703
Less: Fee waiver and/or expense reimbursement(a)	(141,915)
Distribution fee waiver(a)	(18)

Net expenses	1,043,770

Net investment income (loss)	6,645,625

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(123))	(865,930)
Futures transactions	(139,958)
Forward rate agreement transactions	(20,580)
Swap agreement transactions	24,130

(1,002,338)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $745)	5,152,652
Futures	1,913,189
Forward rate agreements	9,626
Swap agreements	(1,516,836)

5,558,631

Net gain (loss) on investment transactions	4,556,293

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,201,918

See Notes to Financial Statements.

64

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	67,828	17,687	57	—	—
Transfer agent’s fees and expenses	30,089	2,379	25	38,291	278
Registration fees	9,321	7,713	7,640	8,046	15,582
Fee waiver and/or expense reimbursement	(33,344)	(9,715)	(7,664)	(34,471)	(56,721)
Distribution fee waiver	—	—	(18)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund	65

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$6,645,625	$9,700,982
Net realized gain (loss) on investment transactions		(1,002,338)	(4,790,437)
Net change in unrealized appreciation (depreciation) on investments		5,558,631	(8,407,819)

Net increase (decrease) in net assets resulting from operations		11,201,918	(3,497,274)

Dividends and Distributions
Distributions from distributable earnings*
Class A		(805,476)	—
Class C		(39,416)	—
Class R		(206)	—
Class Z		(1,707,895)	—
Class R6		(4,816,310)	—

		(7,369,303)	—

Dividends from net investment income*
Class A			(1,235,463)
Class C			(64,510)
Class R			(309)
Class Z			(2,350,329)
Class R6			(7,215,293)

		*	(10,865,904)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		83,264,161	196,937,730
Net asset value of shares issued in reinvestment of dividends and distributions		7,359,396	10,842,567
Cost of shares reacquired		(65,447,615)	(74,634,507)

Net increase (decrease) in net assets from Fund share transactions		25,175,942	133,145,790

Total increase (decrease)		29,008,557	118,782,612

Net Assets:
Beginning of period		449,411,211	330,628,599

End of period(a)		$478,419,768	$449,411,211

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$49,317

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

66

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of three series: PGIM Corporate Bond Fund, PGIM Core Bond Fund and PGIM QMA Small-Cap Value Fund (collectively the “Funds”).

These financial statements relate only to the PGIM Core Bond Fund (the “Fund”). The Fund is a diversified fund. For purposes of the 1940 Act a non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

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Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer

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markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may

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Notes to Financial Statements (unaudited) (continued)

incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies,

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currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

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Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

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Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

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Notes to Financial Statements (unaudited) (continued)

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other

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securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may

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Notes to Financial Statements (unaudited) (continued)

result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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Notes to Financial Statements (unaudited) (continued)

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.35% average daily net assets up to $10 billion and 0.34% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.35% for the six months ended January 31, 2019.

The Manager has contractually agreed, through November 30, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class R shares, 0.45% of average daily net assets for Class Z shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2019 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received $101,936 in front-end sales charges resulting from sales of Class A shares during the reporting period ended January 31, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the reporting period ended January 31, 2019, it received $210 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2019, were $150,991,383 and $126,829,731, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2019, is presented as follows:

PGIM Core Bond Fund	79

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 16,023,307	$58,748,886	$72,317,948	$—	$—	$2,454,245	2,454,245	$77,760
PGIM Institutional Money Market Fund*
203,091	9,205,078	5,513,830	745	(123)	3,894,961	3,894,182	1,886	**

$ 16,226,398	$67,953,964	$77,831,778	$745	$(123)	$6,349,206		$79,646

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2019 were as follows:

Tax Basis	$482,411,016

Gross Unrealized Appreciation	2,765,462
Gross Unrealized Depreciation	(6,370,086)

Net Unrealized Depreciation	$(3,604,624)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2018 of approximately $7,887,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or

80

more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of .

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,091 Class R shares, of the Fund. At reporting period end, four shareholders of record held 88% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,166,079	$11,188,928
Shares issued in reinvestment of dividends and distributions	83,719	803,594
Shares reacquired	(882,415)	(8,460,906)

Net increase (decrease) in shares outstanding before conversion	367,383	3,531,616
Shares issued upon conversion from other share class(es)	34,214	328,769
Shares reacquired upon conversion into other share class(es)	(12,199)	(117,373)

Net increase (decrease) in shares outstanding	389,398	$3,743,012

Year ended July 31, 2018:
Shares sold	1,614,256	$15,894,522
Shares issued in reinvestment of dividends and distributions	125,759	1,232,672
Shares reacquired	(540,853)	(5,301,621)

Net increase (decrease) in shares outstanding before conversion	1,199,162	11,825,573
Shares issued upon conversion from other share class(es)	107,457	1,039,956
Shares reacquired upon conversion into other share class(es)	(58,187)	(574,020)

Net increase (decrease) in shares outstanding	1,248,432	$12,291,509

PGIM Core Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2019:
Shares sold	118,101	$1,131,328
Shares issued in reinvestment of dividends and distributions	4,060	38,998
Shares reacquired	(96,567)	(925,565)

Net increase (decrease) in shares outstanding before conversion	25,594	244,761
Shares reacquired upon conversion into other share class(es)	(2,496)	(24,008)

Net increase (decrease) in shares outstanding	23,098	$220,753

Year ended July 31, 2018:
Shares sold	176,273	$1,744,652
Shares issued in reinvestment of dividends and distributions	6,475	63,553
Shares reacquired	(164,125)	(1,614,836)

Net increase (decrease) in shares outstanding before conversion	18,623	193,369
Shares reacquired upon conversion into other share class(es)	(1,212)	(11,676)

Net increase (decrease) in shares outstanding	17,411	$181,693

Class R
Six months ended January 31, 2019:
Shares sold	15	$144
Shares issued in reinvestment of dividends and distributions	21	206
Shares reacquired	(1)	(6)

Net increase (decrease) in shares outstanding	35	$344

Year ended July 31, 2018:
Shares sold	466	$4,614
Shares issued in reinvestment of dividends and distributions	32	308
Shares reacquired	(1)	(8)

Net increase (decrease) in shares outstanding	497	$4,914

Class Z
Six months ended January 31, 2019:
Shares sold	2,787,985	$26,712,689
Shares issued in reinvestment of dividends and distributions	177,158	1,700,504
Shares reacquired	(1,360,740)	(13,032,267)

Net increase (decrease) in shares outstanding before conversion	1,604,403	15,380,926
Shares issued upon conversion from other share class(es)	11,229	108,011
Shares reacquired upon conversion into other share class(es)	(38,238)	(367,771)

Net increase (decrease) in shares outstanding	1,577,394	$15,121,166

Year ended July 31, 2018:
Shares sold	4,125,680	$40,037,037
Shares issued in reinvestment of dividends and distributions	237,753	2,331,874
Shares reacquired	(1,985,498)	(19,544,929)

Net increase (decrease) in shares outstanding before conversion	2,377,935	22,823,982
Shares issued upon conversion from other share class(es)	13,106	127,325
Shares reacquired upon conversion into other share class(es)	(107,307)	(1,038,461)

Net increase (decrease) in shares outstanding	2,283,734	$21,912,846

82

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	4,613,406	$44,231,072
Shares issued in reinvestment of dividends and distributions	501,728	4,816,094
Shares reacquired	(4,491,602)	(43,028,871)

Net increase (decrease) in shares outstanding before conversion	623,532	6,018,295
Shares issued upon conversion from other share class(es)	8,758	84,404
Shares reacquired upon conversion into other share class(es)	(1,257)	(12,032)

Net increase (decrease) in shares outstanding	631,033	$6,090,667

Year ended July 31, 2018:
Shares sold	14,138,841	$139,256,905
Shares issued in reinvestment of dividends and distributions	735,873	7,214,160
Shares reacquired	(4,922,296)	(48,173,113)

Net increase (decrease) in shares outstanding before conversion	9,952,418	98,297,952
Shares issued upon conversion from other share class(es)	47,448	469,690
Shares reacquired upon conversion into other share class(es)	(1,317)	(12,814)

Net increase (decrease) in shares outstanding	9,998,549	$98,754,828

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2019. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $161,600, borrowed at a weighted average interest rate of 3.59%. The maximum loan outstanding amount during the period was $269,000. At January 31, 2019, the Fund did not have an outstanding loan amount.

PGIM Core Bond Fund	83

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

84

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

PGIM Core Bond Fund	85

Notes to Financial Statements (unaudited) (continued)

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

86

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,			February 17, 2015(a) through July 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.63		$9.99	$10.22	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.22	0.18	0.18	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.33)	(0.20)	0.39	(0.09)
Total from investment operations	0.22		(0.11)	(0.02)	0.57	-
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.25)	(0.21)	(0.20)	(0.11)
Tax return of capital distributions	-		-	-	(0.03)	-
Total dividends and distributions	(0.14)		(0.25)	(0.21)	(0.23)	(0.11)
Net asset value, end of period	$9.71		$9.63	$9.99	$10.22	$9.88
Total Return(c):	2.35%		(1.14)%	(0.13)%	5.91%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,175		$53,967	$43,489	$17,437	$203
Average net assets (000)	$53,820		$48,790	$38,131	$3,049	$78
Ratios to average net assets(d)(e)(f):
Expenses after waivers and/or expense reimbursement	0.70%	(g)	0.70%	0.70%	0.70%	0.70%	(g)
Expenses before waivers and/or expense reimbursement	0.82%	(g)	0.84%	0.89%	0.90%	1.16%	(g)
Net investment income (loss)	2.65%	(g)	2.23%	1.77%	1.74%	1.97%	(g)
Portfolio turnover rate(h)(i)	41%		172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Core Bond Fund	87

Financial Highlights (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class C Shares
	Six Months Ended January 31, 2019		Year Ended July 31,			February 17, 2015(a) through July 31, 2015
			2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.64		$9.99	$10.23	$9.89	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.14	0.10	0.11	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.32)	(0.20)	0.39	(0.08)
Total from investment operations	0.18		(0.18)	(0.10)	0.50	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.17)	(0.14)	(0.14)	(0.07)
Tax return of capital distributions	-		-	-	(0.02)	-
Total dividends and distributions	(0.11)		(0.17)	(0.14)	(0.16)	(0.07)
Net asset value, end of period	$9.71		$9.64	$9.99	$10.23	$9.89
Total Return(c):	1.86%		(1.78)%	(0.98)%	5.13%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,782		$3,530	$3,486	$2,226	$63
Average net assets (000)	$3,509		$3,635	$3,009	$880	$16
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45%	(f)	1.45%	1.45%	1.45%	1.45% (f)
Expenses before waivers and/or expense reimbursement	2.00%	(f)	1.99%	1.64%	1.69%	1.82% (f)
Net investment income (loss)	1.91%	(f)	1.47%	0.98%	1.08%	1.03% (f)
Portfolio turnover rate(g)(h)	41%		172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund	89

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31, 2019	Year Ended July 31,			February 17, 2015(a) through July 31, 2015
		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.63	$9.99	$10.23	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.20	0.15	0.16	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09	(0.34)	(0.20)	0.41	(0.09)
Total from investment operations	0.21	(0.14)	(0.05)	0.57	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.22)	(0.19)	(0.19)	(0.09)
Tax return of capital distributions	-	-	-	(0.03)	-
Total dividends and distributions	(0.13)	(0.22)	(0.19)	(0.22)	(0.09)
Net asset value, end of period	$9.71	$9.63	$9.99	$10.23	$9.88
Total Return(c):	2.22%	(1.39)%	(0.48)%	5.81%	(0.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15	$15	$11	$11	$10
Average net assets (000)	$15	$13	$10	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.95%(f)	0.95%	0.95%	0.95%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	102.61%(f)	113.11%	1.40%	1.52%	1.64%	(f)
Net investment income (loss)	2.41%(f)	1.99%	1.46%	1.66%	1.56%	(f)
Portfolio turnover rate(g)(h)	41%	172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

90

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,				Nine Months Ended July 31,	Year Ended October 31,
	2019(a)		2018(a)	2017(a)	2016(a)	2015(a)(b)	2014(c)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.63		$9.99	$10.23	$9.88	$10.13	$10.30	$10.85
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24	0.19	0.21	0.19	0.17	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		(0.33)	(0.19)	0.40	(0.19)	(0.07)	(0.40)
Total from investment operations	0.24		(0.09)	-	0.61	-	0.10	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.27)	(0.24)	(0.23)	(0.25)	(0.21)	(0.22)
Tax return of capital distributions	-		-	-	(0.03)	-	-	-
Distributions from net realized gains	-		-	-	-	-	(0.06)	(0.18)
Total dividends and distributions	(0.16)		(0.27)	(0.24)	(0.26)	(0.25)	(0.27)	(0.40)
Net asset value, end of period	$9.71		$9.63	$9.99	$10.23	$9.88	$10.13	$10.30
Total Return(d):	2.48%		(0.90)%	0.02%	6.32%	(0.02)%	1.01%	(1.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$117,494		$101,369	$82,297	$96,978	$103,725	$124,058	$131,981
Average net assets (000)	$105,202		$84,455	$113,324	$93,861	$114,825	$127,349	$149,452
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.45%	(g)	0.45%	0.45%	0.45%	0.61%	0.77% (g)	0.71%
Expenses before waivers and/or expense reimbursement	0.52%	(g)	0.52%	0.61%	0.75%	0.78%	0.77% (g)	0.71%
Net investment income (loss)	2.90%	(g)	2.48%	1.89%	2.15%	1.88%	2.22% (g)	2.33%
Portfolio turnover rate(h)(i)	41%		172%	314%	224%	535%	234%	193%

(a)	Calculated based on average shares outstanding during the period.
(b)	Class T shares were renamed Class Z shares effective February 17, 2015.
(c)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

PGIM Core Bond Fund	91

Financial Highlights (unaudited) (continued)

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

92

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			February 17, 2015(a) through July 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.64		$9.99	$10.23	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.22	0.21	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.32)	(0.22)	0.40	(0.08)
Total from investment operations	0.23		(0.07)	-	0.61	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.28)	(0.24)	(0.23)	(0.12)
Tax return of capital distributions	-		-	-	(0.03)	-
Total dividends and distributions	(0.16)		(0.28)	(0.24)	(0.26)	(0.12)
Net asset value, end of period	$9.71		$9.64	$9.99	$10.23	$9.88
Total Return(c):	2.39%		(0.74)%	0.07%	6.32%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$298,954		$290,530	$201,345	$11	$10
Average net assets (000)	$292,299		$254,525	$83,714	$10	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.40%	(f)	0.40%	0.40%	0.45%	0.45%	(f)
Expenses before waivers and/or expense reimbursement	0.44%	(f)	0.45%	0.53%	0.67%	0.75%	(f)
Net investment income (loss)	2.95%	(f)	2.54%	2.22%	2.15%	2.05%	(f)
Portfolio turnover rate(g)(h)	41%		172%	314%	224%	535%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund	93

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE BOND FUND

SHARE CLASS	A	C	R	Z	R6*
NASDAQ	TPCAX	TPCCX	TPCRX	TAIBX	TPCQX
CUSIP	875921769	875921751	875921736	875921801	875921744

*Formerly known as Class Q

MF226E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2019